Prospectus

J.P. Morgan U.S. Equity Funds

Class R2, Class R5 & Class R6 Shares

November 1, 2014

JPMorgan Disciplined Equity Fund

Class/Ticker: R6/JDEUX

JPMorgan Dynamic Growth Fund

Class/Ticker: R5/DGFRX

JPMorgan Equity Income Fund

Class/Ticker: R2/OIEFX; R5/OIERX; R6/OIEJX

JPMorgan Growth Advantage Fund

Class/Ticker: R5/JGVRX; R6/JGVVX

JPMorgan Hedged Equity Fund

Class/Ticker: R5/JHQPX; R6/JHQRX

JPMorgan Intrepid America Fund

Class/Ticker: R2/JIAZX; R5/JIARX

JPMorgan Intrepid Growth Fund

Class/Ticker: R2/JIGZX; R5/JGIRX

JPMorgan Intrepid Value Fund

Class/Ticker: R2/JIVZX; R5/JIVRX; R6/JIVMX

JPMorgan Large Cap Growth Fund

Class/Ticker: R2/JLGZX; R5/ JLGRX; R6/JLGMX

JPMorgan Large Cap Value Fund

Class/Ticker: R2/JLVZX; R5/JLVRX; R6/JLVMX

JPMorgan Market Expansion Enhanced Index Fund

Class/Ticker: R2/JMEZX

JPMorgan Mid Cap Equity Fund*

Class/Ticker: R2/JMCEX; R5/JMEEX; R6/JPPEX

JPMorgan Mid Cap Growth Fund

Class/Ticker: R2/JMGZX; R5/JMGFX; R6/JMGMX

JPMorgan Mid Cap Value Fund*

Class/Ticker: R2/JMVZX

JPMorgan Small Cap Equity Fund*

Class/Ticker: R2/JSEZX; R5/JSERX

JPMorgan Small Cap Growth Fund*

Class/Ticker: R2/JSGZX; R6/JGSMX

JPMorgan Small Cap Value Fund

Class/Ticker: R2/JSVZX; R5/JSVRX; R6/JSVUX

JPMorgan U.S. Equity Fund

Class/Ticker: R2/JUEZX; R5/JUSRX; R6/JUEMX

JPMorgan U.S. Large Cap Core Plus Fund*

Class/Ticker: R2/JLPZX; R5/JCPRX

JPMorgan U.S. Research Equity Plus Fund

Class/Ticker: R2/JEPZX; R5/JEPRX; R6/JEPMX

JPMorgan U.S. Small Company Fund

Class/Ticker: R2/JSCZX; R6/JUSMX

*	Closed to new investors.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Disciplined Equity Fund

Class/Ticker: R6/JDEUX

What is the goal of the Fund?

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500 Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.10
Shareholder Service Fees	NONE
Remainder of Other Expenses[1]	0.10

Total Annual Fund Operating Expenses	0.35

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	36	113	197	443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

NOVEMBER 1, 2014	1

JPMorgan Disciplined Equity Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets plus the amount of borrowings for investment purposes. In implementing this strategy, the Fund primarily invests in the common stocks of U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. As of the last reconstitution of the S&P 500 Index on September 30, 2014, the market capitalizations of the companies in the index ranged from $3.8 billion to $603 billion. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with a modest level of volatility.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions

The Fund’s Main Investment Risks

The Fund is subject to management risk, and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

2	J.P. MORGAN U.S. EQUITY FUNDS

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	16.85%
Worst Quarter	4th quarter, 2008	–21.36%

The Fund’s year-to-date total return through 9/30/14 was 9.77%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	34.25%	19.38%	8.02%
Return After Taxes on Distributions	30.85	18.25	7.37
Return After Taxes on Distributions and Sale of Fund Shares	20.08	15.52	6.41
S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	32.39	17.94	7.41
LIPPER LARGE-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	31.82	17.07	6.71

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Raffaele Zingone	2002	Managing Director
Steven G. Lee	2013	Managing Director
Aryeh Glatter	2014	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2014	3

JPMorgan Disciplined Equity Fund (continued)

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Dynamic Growth Fund

Class/Ticker: R5/DGFRX

What is the goal of the Fund?

The Fund seeks long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.24
Shareholder Service Fees	0.05
Remainder of Other Expenses	0.19
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.85
Fee Waivers and Expense Reimbursements[1]	(0.10)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.74% of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	77	261	462	1,040

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

NOVEMBER 1, 2014	5

JPMorgan Dynamic Growth Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests in a focused portfolio of equity securities of large capitalization companies. Large cap companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth. Although the Fund will invest primarily in equity securities of U.S. companies, it may invest up to 20% of its total assets in foreign securities, including depositary receipts.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

The Fund is non-diversified.

Investment Process: The Fund’s adviser will utilize a combination of qualitative analysis and quantitative metrics in order to seek to achieve target returns which are higher than the Fund’s benchmark while attempting to maintain a moderate risk profile. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. The adviser looks for companies with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals or a change in the original reason for purchase of an investment, or if the adviser no longer considers the security to be reasonably valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may also trade at higher multiples of current earnings, compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, sanctions or other measures by the United States or other governments, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

6	J.P. MORGAN U.S. EQUITY FUNDS

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past six calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Subsequent to the inception of the Fund on 11/30/07 until 8/6/10, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Unlike the other index, the Lipper index does include the expense of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	21.67%
Worst Quarter	4th quarter, 2008	–24.66%

The Fund’s year-to-date total return through 9/30/14 was 0.93%.

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2013)
	Past 1 Year	Past 5 Years	Life of Fund (since 11/30/07)
CLASS R5 SHARES
Return Before Taxes	45.83%	23.16%	8.66%
Return After Taxes on Distributions	45.83	23.16	8.66
Return After Taxes on Distributions and Sale of Fund Shares	25.94	19.11	6.90
RUSSELL 1000® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	33.48	20.39	7.48
LIPPER LARGE-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	35.41	19.43	6.00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2014	7

JPMorgan Dynamic Growth Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Greg Luttrell	2007	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Income Fund

Class/Ticker: R2/OIEFX; R5/OIERX; R6/OIEJX

What is the goal of the Fund?

The Fund seeks capital appreciation and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.49	0.19	0.11
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.24	0.14	0.11

Total Annual Fund Operating Expenses	1.39	0.59	0.51
Fee Waivers and Expense Reimbursements[2]	(0.10)	NONE	NONE

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.29	0.59	0.51

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.29%, 0.59% and 0.54%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	131	430	751	1,660
CLASS R5 SHARES ($)	60	189	329	738
CLASS R6 SHARES ($)	52	164	285	640

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

NOVEMBER 1, 2014	9

JPMorgan Equity Income Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. Although the Fund invests primarily in securities of large cap companies, it may invest in equity investments of companies across all market capitalizations. In implementing this strategy, the Fund invests primarily in common stock and real estate investment trusts (REITs). “Assets” means net assets, plus the amount of borrowings for investment purposes.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund employs a fundamental bottom-up stock selection process to invest in common stock of corporations that regularly pay dividends and have favorable long-term fundamental characteristics. Because yield is a key consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the Fund’s adviser believes to be their long-term investment value. The adviser seeks to invest in undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably.

These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Smaller Cap Company Risk. Although the Fund invests primarily in securities of large cap companies, it may invest in equity investments of companies across all market capitalizations and, to the extent it does, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). Smaller companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for

10	J.P. MORGAN U.S. EQUITY FUNDS

real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the performance to the Russell 1000® Value Index and the Lipper Equity Income Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R2 and Class R5 Shares is based on the performance of the Select Class Shares prior to their inception. The performance in the table for the Class R6 Shares is based on the performance of the Fund’s Class R5 and Select Class Shares prior to the inception of the Class R6 Shares. Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	13.10%
Worst Quarter	4th quarter, 2008	–17.96%

The Fund’s year-to-date total return through 9/30/14 was 7.00%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	31.85%	17.67%	8.73%
Return After Taxes on Distributions	30.64	17.04	7.09
Return After Taxes on Distributions and Sale of Fund Shares	18.90	14.37	7.11
CLASS R2 SHARES
Return Before Taxes	30.90	16.99	8.20
CLASS R6 SHARES
Return Before Taxes	31.81	17.68	8.73
RUSSELL 1000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	32.53	16.67	7.58
LIPPER EQUITY INCOME FUNDS INDEX
(Reflects No Deduction for Taxes)	28.70	16.23	7.17

After-tax returns are only shown for Class R5 Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2014	11

JPMorgan Equity Income Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Clare Hart	2004	Managing Director
Jonathan K.L. Simon	2004	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Growth Advantage Fund

Class/Ticker: R5/JGVRX; R6/JGVVX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	0.65%	0.65%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	0.17	0.13
Shareholder Service Fees	0.05	NONE
Remainder of Other Expenses[1]	0.12	0.13

Total Annual Fund Operating Expenses	0.82	0.78

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	84	262	455	1,014
CLASS R6 SHARES ($)	80	249	433	966

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

NOVEMBER 1, 2014	13

JPMorgan Growth Advantage Fund (continued)

What are the Fund’s main investment strategies?

The Fund will invest primarily in common stocks of companies across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund invests in companies that the adviser believes have strong earnings growth potential. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Smaller Cap Company Risk. Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller cap companies (mid cap and small cap companies). Smaller companies may be more volatile and vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

14	J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years, and ten years. The table compares that performance to the Russell 3000® Growth Index and the Lipper Multi-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The Fund’s performance prior to 8/17/05 may be less pertinent for investors considering whether to purchase shares of the Fund because prior to that time the Fund operated as a mid cap growth fund pursuant to a different investment objective and different investment policies. The performance for the Class R5 Shares is based on the performance of the Select Class and Class A Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class and Class A Shares. The performance in the table for Class R6 Shares is based on the performance of Class R5, Select Class and Class A Shares prior to the inception of the Class R6 Shares. The actual returns of Class R6 Shares would have been different because Class R6 Shares have different expenses than the prior classes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	19.79%
Worst Quarter	4th quarter, 2008	–22.93%

The Fund’s year-to-date total return through 9/30/14 was 4.58%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	44.97%	22.66%	11.62%
Return After Taxes on Distributions	43.12	22.32	11.47
Return After Taxes on Distributions and Sale of Fund Shares	26.38	18.61	9.68
CLASS R6 SHARES
Return Before Taxes	44.97	22.66	11.62
RUSSELL 3000® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	34.23	20.56	7.95
LIPPER MULTI-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	36.52	20.53	8.15

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Timothy Parton	2002	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

NOVEMBER 1, 2014	15

JPMorgan Growth Advantage Fund (continued)

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Hedged Equity Fund

Class/Ticker: R5/JHQPX; R6/JHQRX

What is the goal of the Fund?

The Fund seeks to provide capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	0.25%	0.25%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	8.85	8.80
Shareholder Service Fees	0.05	NONE
Remainder of Other Expenses	8.80	8.80

Total Annual Fund Operating Expenses	9.10	9.05
Fee Waivers and Expense Reimbursements[1]	(8.70)	(8.70)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.40	0.35

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 and Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 0.40% and 0.35%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	41	1,867	3,547	7,180
CLASS R6 SHARES ($)	36	1,854	3,528	7,154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolios turnover rate was 36% of the average value of its portfolio.

NOVEMBER 1, 2014	17

JPMorgan Hedged Equity Fund (continued)

What are the Fund’s main investment strategies?

The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund uses an enhanced index strategy to invest in these equity securities, which primarily consist of common stocks of large capitalization U.S. companies. Because the Fund uses an enhanced index strategy, not all of the stocks in the S&P 500 Index, its primary benchmark, are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the index. The Fund will also systematically purchase and sell exchange traded put options and sell exchange traded call options, employing an option overlay known as a “Put/Spread Collar” strategy. The options may be based on the S&P 500 Index or on exchange-traded funds (ETFs) that replicate the S&P 500 Index (S&P 500 ETFs). The combination of the diversified portfolio of equity securities, the downside protection from index put options and the income from the index call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk adjusted return over a full market cycle (defined as three to five years) relative to the S&P 500 Index with lower volatility than traditional long-only equity strategies.

The Fund’s investments in equity securities will be primarily in common stocks of U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. As of the last reconstitution of the S&P 500 Index on September 30, 2014, the market capitalization of the companies in the index ranged from $3.8 billion to $603 billion. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. Because each stock’s weighting in the Fund is controlled relative to that stock’s weight in the S&P 500 Index, the Fund’s weighted average market capitalization will be close to that of the S&P 500 Index.

The Fund constructs a Put/Spread Collar by buying a put option on the S&P 500 Index at a higher strike price and writing (or selling) a put option on the same index at a relatively lower strike price, which is known as a put option spread, while simultaneously selling a S&P 500 Index call option. The Fund may need to construct additional Put/Spread Collars if the size of the Fund increases, either through purchases or appreciation. The Fund’s options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. A put option spread seeks to protect the Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit the Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection, however, is limited as compared to just owning a put option. Writing index call options is intended to provide income which substantially offsets the cost of the put option spread, but it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. While the Fund typically constructs the Put/Spread Collar utilizing index options, it may also construct the Put/Spread Collar utilizing options on S&P 500 ETFs.

In addition to the use of the Put/Spread Collar strategy described above, the Fund may use future contracts, primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.

Investment Process — Enhanced Index: To implement the enhanced index strategy, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions.

Investment Process — Options Overlay Strategy: To implement the Put/Spread Collar strategy, the adviser utilizes exchange traded equity options based either on the S&P 500 Index or on S&P 500 ETFs. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call

18	J.P. MORGAN U.S. EQUITY FUNDS

option that substantially offsets the cost of the put option spread. The options are systematically reset on at least a quarterly basis to better capitalize on current market conditions and opportunities while seeking to provide predictable returns in all market cycles.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Strategy Risk. The Fund’s combination of a diversified equity portfolio, with the Put/Spread Collar options overlay strategy is designed to provide greater market protection than other equity investments, but may not always do so, particularly in rising equity markets when the Fund is expected to underperform traditional equity strategies. In addition, as a result of the structure of the options overlay strategy, the Fund is not expected to provide market protection during times of low market volatility; during such periods, the Fund is expected to perform in line with broad equity markets.

Options Risk. Options can be used to acquire or transfer the risk and returns of a security or other asset without buying or selling the security or asset. The value of the Fund’s positions in equity index options or options on S&P 500 ETFs will fluctuate in response to changes in the value of the underlying index. Writing index call options or options on S&P 500 ETFs can reduce equity market risk, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired and could result in losses.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives, including options and futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility or increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or anyother government agency.

You could lose money investing in the Fund.

NOVEMBER 1, 2014	19

JPMorgan Hedged Equity Fund (continued)

The Fund’s Past Performance

The Fund commenced operations on December 13, 2013 and, therefore, has limited reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Hamilton Reiner	2013	Managing Director
Raffaele Zingone	2013	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

For Class R6 Shares
To establish an account
$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no minimum investment for other eligible Class R6 investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid America Fund

Class/Ticker: R2/JIAZX; R5/JIARX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.43	0.18
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses[1]	0.18	0.13
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	1.34	0.59

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	136	425	734	1,613
CLASS R5 SHARES ($)	60	189	329	738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

NOVEMBER 1, 2014	21

JPMorgan Intrepid America Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase.

In implementing its main strategies, the Fund invests primarily in a broad portfolio of equity securities that the adviser believes have characteristics such as attractive valuations, high quality and/or strong momentum that should lead to relative out performance. Generally these will be equity securities of companies within the S&P 500 Index. In identifying high quality securities, the adviser looks for profitable companies with sustainable earnings and disciplined management. In identifying securities that have strong momentum, the adviser looks for securities which have prices and/or earnings that have been increasing and that the adviser believes will continue to increase. In implementing this strategy, the Fund invests primarily in common stock and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mid Cap Company Risk. Because the Fund may invest in large and mid capitalization companies, the Fund’s risks increase as it invests more heavily in mid capitalization companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

22	J.P. MORGAN U.S. EQUITY FUNDS

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interest. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the S&P 500 Index, the Russell 1000 Index, and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 Shares is based on the performance of the Select Class Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance in the table for Class R2 Shares is based on the performance of Class A and Select Class Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	17.91%
Worst Quarter	4th quarter, 2008	–22.13%

The Fund’s year-to-date total return through 9/30/14 was 9.86%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	34.79%	18.63%	7.88%
Return After Taxes on Distributions	34.42	18.34	7.53
Return After Taxes on Distributions and Sale of Fund Shares	19.99	15.22	6.43
CLASS R2 SHARES
Return Before Taxes	33.88	17.81	7.34
S&P 500 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	32.39	17.94	7.41
RUSSELL 1000® INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	33.11	18.59	7.78
LIPPER LARGE-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	31.82	17.07	6.71

1	Effective 11/1/14, the Fund’s benchmark changed from the Russell 1000 Index to the S&P 500 Index because the adviser believes the S&P 500 Index is more representative of benchmarks for large cap funds.

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax

NOVEMBER 1, 2014	23

JPMorgan Intrepid America Fund (continued)

returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Dennis S. Ruhl	2012	Managing Director
Jason Alonzo	2005	Executive Director
Pavel Vaynshtok	2012	Executive Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Growth Fund

Class/Ticker: R2/JIGZX; R5/JGIRX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees	0.50%	0.50%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.46	0.23
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses[1]	0.21	0.18
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	1.47	0.74
Fee Waivers and Expense Reimbursements[2]	(0.29)	(0.25)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.18	0.49

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.17% and 0.48%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	120	436	775	1,733
CLASS R5 SHARES ($)	50	211	387	895

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

NOVEMBER 1, 2014	25

JPMorgan Intrepid Growth Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase.

In implementing its main strategies, the Fund invests primarily in a broad portfolio of equity securities that the adviser believes have characteristics such as attractive valuations, high quality and/or strong momentum that should lead to relative out performance. Generally these will be equity securities of companies within the Russell 1000 Growth Index. In identifying high quality securities, the adviser looks for profitable companies with sustainable earnings and disciplined management. In identifying securities that have strong momentum, the adviser looks for securities which have prices and/or earnings that have been increasing and that the adviser believes will continue to increase. In implementing this strategy, the Fund invests primarily in common stock and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Mid Cap Company Risk. Because the Fund may invest in large and mid capitalization companies, the Fund’s risks increase as it invests more heavily in mid cap companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so

26	J.P. MORGAN U.S. EQUITY FUNDS

the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interest. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 Shares is based on the performance of the Select Class Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance in the table for Class R2 Shares is based on the performance of Class A and Select Class Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	15.79%
Worst Quarter	4th quarter, 2008	–22.08%

The Fund’s year-to-date total return through 9/30/14 was 10.51%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	34.50%	19.83%	8.23%
Return After Taxes on Distributions	34.22	19.63	7.72
Return After Taxes on Distributions and Sale of Fund Shares	19.75	16.24	6.55
CLASS R2 SHARES
Return Before Taxes	33.63	18.99	7.70
RUSSELL 1000® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	33.48	20.39	7.83
LIPPER LARGE-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	35.41	19.43	7.08

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2014	27

JPMorgan Intrepid Growth Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Dennis S. Ruhl	2012	Managing Director
Jason Alonzo	2005	Executive Director
Pavel Vaynshtok	2012	Executive Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Value Fund

Class/Ticker: R2/JIVZX; R5/JIVRX; R6/JIVMX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.56	0.22	0.16
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.31	0.17	0.16
Acquired Fund Fees and Expenses[2]	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.47	0.63	0.57
Fee Waivers and Expense Reimbursements[3]	(0.38)	(0.14)	(0.13)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	1.09	0.49	0.44

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	“Acquired Fund Fees and Expenses” have been adjusted to remove the expense impact of a business development company (a “BDC”) held during the prior fiscal year. The Fund will not own BDCs during the current fiscal year.

3	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.08%, 0.48% and 0.43%, respectively, of their average daily net assets. This contract can- not be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	111	428	767	1,725
CLASS R5 SHARES ($)	50	188	337	773
CLASS R6 SHARES ($)	45	170	305	701

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

NOVEMBER 1, 2014	29

JPMorgan Intrepid Value Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase.

In implementing its main strategies, the Fund invests primarily in a broad portfolio of equity securities that the adviser believes have characteristics such as attractive valuations, high quality and/or strong momentum that should lead to relative out performance. Generally these will be equity securities of companies within the Russell 1000 Value Index. In identifying high quality securities, the adviser looks for profitable companies with sustainable earnings and disciplined management. In identifying securities that have strong momentum, the adviser looks for securities which have prices and/or earnings that have been increasing and that the adviser believes will continue to increase. In implementing this strategy, the Fund invests primarily in common stock and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Mid Cap Company Risk. Because the Fund may invest in large- and mid-capitalization companies, the Fund’s risks increase as it invests more heavily in mid-capitalization companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended

30	J.P. MORGAN U.S. EQUITY FUNDS

benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interest. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Russell 1000® Value Index and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 Shares is based on the performance of the Select Class Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance in the table for Class R2 Shares is based on the performance of Class A and Select Class Shares prior to the inception of Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A and Select Class Shares. The performance for Class R6 Shares is based on the performance of Class R5 and Select Class Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	18.46%
Worst Quarter	4th quarter, 2008	–22.70%

The Fund’s year-to-date total return through 9/30/14 was 8.78%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	35.68%	17.66%	8.65%
Return After Taxes on Distributions	35.18	17.30	8.14
Return After Taxes on Distributions and Sale of Fund Shares	20.53	14.35	7.02
CLASS R2 SHARES
Return Before Taxes	34.83	16.91	8.14
CLASS R6 SHARES
Return Before Taxes	35.74	17.69	8.66
RUSSELL 1000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	32.53	16.67	7.58
LIPPER LARGE-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	33.24	16.36	6.84

NOVEMBER 1, 2014	31

JPMorgan Intrepid Value Fund (continued)

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Dennis S. Ruhl	2012	Managing Director
Jason Alonzo	2005	Executive Director
Pavel Vaynshtok	2012	Executive Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Growth Fund

Class/Ticker: R2/JLGZX; R5/JLGRX; R6/JLGMX

What is the goal of the Fund?

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.50%	0.50%	0.50%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.50	0.21	0.11
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.25	0.16	0.11

Total Annual Fund Operating Expenses	1.50	0.71	0.61
Fee Waivers and Expense Reimbursements[2]	(0.20)	(0.01)	NONE

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.30	0.70	0.61

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 0.70% and 0.65%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	132	454	800	1,773
CLASS R5 SHARES ($)	72	226	394	882
CLASS R6 SHARES ($)	62	195	340	762

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

NOVEMBER 1, 2014	33

JPMorgan Large Cap Growth Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of large, well-established companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. As of the last reconstitution of the Russell 1000 Growth Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.6 billion to $560 billion. Typically, in implementing its strategy, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up approach that seeks to identify companies with positive price momentum and attractive fundamental dynamics. The adviser seeks structural disconnects which allow businesses to exceed market expectations. These disconnects may result from: demographic/cultural changes, technological advancements and/or regulatory changes. The adviser seeks to identify long-term imbalances in supply and demand.

The adviser may sell a security for several reasons. A security may be sold due to a change in the original investment thesis, if market expectations exceed the company’s potential to deliver and/or due to balance sheet deterioration. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

34	J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for Class R2 and Class R5 Shares is based on the performance of Select Class Shares prior to their inception. The performance of Class R6 Shares is based on the performance of Class R5 and Select Class Shares prior to the inception of Class R6 Shares. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Select Class Shares (and Class R5 Shares with respect to Class R6 Shares). Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2010	17.20%
Worst Quarter	4th quarter, 2008	–21.53%

The Fund’s year-to-date total return through 9/30/14 was 5.51%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	33.00%	20.62%	8.57%
Return After Taxes on Distributions	32.97	20.58	8.55
Return After Taxes on Distributions and Sale of Fund Shares	18.69	16.91	7.03
CLASS R2 SHARES
Return Before Taxes	32.15	19.87	7.96
CLASS R6 SHARES
Return Before Taxes	33.03	20.67	8.59
RUSSELL 1000® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	33.48	20.39	7.83
LIPPER LARGE-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	35.41	19.43	7.08

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Giri Devulapally	2004	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

NOVEMBER 1, 2014	35

JPMorgan Large Cap Growth Fund (continued)

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Value Fund

Class/Ticker: R2/JLVZX; R5/JLVRX; R6/JLVMX

What is the goal of the Fund?

The Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.65	0.18	0.13
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.40	0.13	0.13

Total Annual Fund Operating Expenses	1.55	0.58	0.53
Fee Waivers and Expense Reimbursements[2]	(0.35)	NONE	NONE

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.20	0.58	0.53

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.20%, 0.60% and 0.55%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	122	455	812	1,816
CLASS R5 SHARES ($)	59	186	324	726
CLASS R6 SHARES ($)	54	170	296	665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.

NOVEMBER 1, 2014	37

JPMorgan Large Cap Value Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. As of the last reconstitution of the Russell 1000 Value Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.6 billion to $432 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund’s adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each industry group according to their relative value.

On behalf of the Fund, the adviser then buys and sells securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by market overreactions

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital

38	J.P. MORGAN U.S. EQUITY FUNDS

gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 1000® Value Index and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 and Class R2 Shares is based on the performance of the Select Class Shares prior to their inception. The performance for the Class R6 Shares is based on the performance of Class R5 and Select Class Shares prior to the inception of Class R6 Shares. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Select Class Shares (and Class R5 Shares with respect to Class R6 Shares). Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	21.51%
Worst Quarter	4th quarter, 2008	–20.52%

The Fund’s year-to-date total return through 9/30/14 was 7.83%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	36.16%	17.83%	7.09%
Return After Taxes on Distributions	34.68	17.35	5.91
Return After Taxes on Distributions and Sale of Fund Shares	21.49	14.48	5.61
CLASS R2 SHARES
Return Before Taxes	35.31	17.08	6.40
CLASS R6 SHARES
Return Before Taxes	36.23	17.86	7.10
RUSSELL 1000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	32.53	16.67	7.58
LIPPER LARGE-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	33.24	16.36	6.84

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2014	39

JPMorgan Large Cap Value Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Scott Blasdell	2013	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Market Expansion Enhanced Index Fund

Class/Ticker: R2/JMEZX

What is the goal of the Fund?

The Fund seeks to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small- and mid-capitalization equity markets.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R2
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	0.51
Shareholder Service Fees	0.25
Remainder of Other Expenses[1]	0.26
Acquired Fund Fees and Expenses	0.06

Total Annual Fund Operating Expenses	1.32
Fee Waivers and Expense Reimbursements[2]	(0.34)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.98

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.92% of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	100	385	691	1,561

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

NOVEMBER 1, 2014	41

JPMorgan Market Expansion Enhanced Index Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund will hold at least 80% of its Assets in stocks in the S&P 1000 Index1. “Assets” means net assets, plus the amount of borrowings for investment purposes. The S&P 1000 Index is an index which includes stocks of small- and mid-capitalization companies. These securities trade on national exchanges, as well as over-the-counter as part of the National Market System. Because the Fund uses an enhanced index strategy, not all of the stocks in the S&P 1000 Index are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the index. In addition, the Fund may modestly overweight or underweight the sectors and industries within the index. The Fund seeks returns that modestly exceed those of the S&P 1000 Index over the long term with a modest divergence to the benchmark. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.

Investment Process: The Fund uses an enhanced index strategy that seeks to provide investment results that correspond to or incrementally exceed the total return performance of the S&P 1000 Index. In managing the Fund, the adviser employs a process that ranks S&P 1000 Index stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency within constraints on sector and industry weights and position sizes. The adjusted rankings are used to place stocks into portfolios. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer included in the S&P 1000 Index.

1	“S&P 1000 Index,” is a registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund. The S&P 1000 Index is a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 and the Standard & Poor’s MidCap 400 Indexes.

The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Index Investing Risk. Because the Fund uses an enhanced index strategy, securities may be purchased, retained and sold by the Fund at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not invested in such securities. There is also the risk that the Fund’s performance may not correlate with the performance of the index.

Smaller Cap Company Risk. Investments in mid cap and small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interest. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

42	J.P. MORGAN U.S. EQUITY FUNDS

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the S&P 1000 Index and the Lipper Small-Cap Core Funds Index and Lipper Mid-Cap Core Funds Index, both of which are indexes based on the total returns of certain small cap and mid cap mutual funds within small cap and mid cap fund categories, respectively, as determined by Lipper. Unlike the other index, the Lipper indexes include the expenses of the mutual funds included in the indexes. The performance for Class R2 Shares is based on the performance of Select Class Shares prior to the inception of the Class R2 Shares. Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	20.26%
Worst Quarter	4th quarter, 2008	–25.97%

The Fund’s year-to-date total return through 9/30/14 was 1.77%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	35.70%	20.71%	9.51%
S&P 1000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	35.87	21.70	10.43
LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	36.13	20.75	9.33
LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	35.04	20.68	9.14

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title
Dennis S. Ruhl	2013	Managing Director
Phillip D. Hart	2013	Executive Director

NOVEMBER 1, 2014	43

JPMorgan Market Expansion Enhanced Index Fund (continued)

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

44	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Equity Fund

Class/Ticker: R2/JMCEX; R5/JMEEX; R6/JPPEX

Currently, the Fund is publicly offered on a limited basis. (See “Purchasing Fund Shares — What does it mean that the Mid Cap Equity Fund is publicly offered on a limited basis?” in the prospectus for more information.)

What is the goal of the Fund?

The Fund’s objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.40	0.11	0.06
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.15	0.06	0.06
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.56	0.77	0.72
Fee Waivers and Expense Reimbursements[2]	(0.05)	NONE	NONE

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.51	0.77	0.72
1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50%, 0.80% and 0.75%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	154	483	840	1,848
CLASS R5 SHARES ($)	79	246	428	954
CLASS R6 SHARES ($)	74	230	401	894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

NOVEMBER 1, 2014	45

JPMorgan Mid Cap Equity Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. As of the last reconstitution of the Russell Midcap Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.6 billion to $30 billion. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the portfolio management team employs an investment process that seeks to identify both growth and value securities for the Fund. The team seeks to identify companies with leading competitive positions, talented management teams and durable business models. In addition, the team will invest in companies that it believes either have the capacity to achieve a sustainable level of above average growth or have sustainable free cash flow generation with management committed to increasing shareholder value.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

46	J.P. MORGAN U.S. EQUITY FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Class R2, Class R5 and Class R6 Shares commenced operations on March 14, 2014, the bar chart shows how the performance of the Fund’s Select Class Shares, which are offered in a different prospectus, has varied from year to year for the past ten calendar years. The table also shows the average annual total returns over the past one year, five years and ten years of the Fund’s Select Class Shares. During the period, the actual returns of the Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Select Class Shares. The actual returns of the Class R5 and Class R6 Shares would have been different because Class R5 and Class R6 Shares have different expenses than Select Class Shares. The table compares that performance to the Russell Midcap® Index and the Lipper Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within mid cap funds category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	17.24%
Worst Quarter	4th quarter, 2008	–24.38%

The Fund’s year-to-date total return through 9/30/14 for the Select Class Shares was 6.05%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	36.74%	21.42%	10.29%
Return After Taxes on Distributions	33.58	20.73	8.91
Return After Taxes on Distributions and Sale of Fund Shares	22.33	17.46	8.22
RUSSELL MIDCAP INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	34.76	22.36	10.22
LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	35.04	20.68	9.14

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan K.L. Simon	2002	Managing Director
Timothy Parton	2010	Managing Director

Purchase and Sale of Fund Shares

Shares of the Fund are not generally available to new purchasers. Existing shareholders can still purchase additional shares, reinvest their dividends and exchange into the Fund from other J.P. Morgan Funds. In addition, certain group employer benefit plans, certain discretionary fee-based advisory programs, college savings plans, approved brokerage programs, shareholders of the JPMorgan Mid Cap Core Fund who received shares of the Fund upon completion of a reorganization between the two Funds and other J.P. Morgan Funds can continue to purchase shares as described in “Purchasing Fund Shares — What does it mean that the Mid Cap Equity Fund is publicly offered on a limited basis?” in the prospectus.

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

NOVEMBER 1, 2014	47

JPMorgan Mid Cap Equity Fund (continued)

Purchase minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

48	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Growth Fund

Class/Ticker: R2/JMGZX; R5/JMGFX; R6/JMGMX

What is the goal of the Fund?

The Fund seeks growth of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.50	0.24	0.13
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.25	0.19	0.13

Total Annual Fund Operating Expenses	1.65	0.89	0.78
Fee Waivers and Expense Reimbursements[2]	(0.25)	(0.10)	(0.04)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.40	0.79	0.74

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.40%, 0.79% and 0.74%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	143	496	873	1,934
CLASS R5 SHARES ($)	81	274	483	1,087
CLASS R6 SHARES ($)	76	245	429	962

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

NOVEMBER 1, 2014	49

JPMorgan Mid Cap Growth Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategies, the Fund invests primarily in common stocks of mid cap companies which the Fund’s adviser believes are capable of achieving sustained growth. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of the last reconstitution of the Russell Midcap Growth Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.6 billion to $30 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

50	J.P. MORGAN U.S. EQUITY FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Growth Index and the Lipper Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class R2, Class R5 and Class R6 Shares is based on the performance of the Select Class Shares prior to their inception. The actual returns of Class R5 and Class R6 Shares would be different than those shown because Class R5 and Class R6 Shares have different expenses than Select Class Shares. Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	18.06%
Worst Quarter	4th quarter, 2008	–27.10%

The Fund’s year-to-date total return through 9/30/14 was 5.73%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	42.59%	22.93%	9.93%
Return After Taxes on Distributions	39.38	21.85	8.67
Return After Taxes on Distributions and Sale of Fund Shares	26.52	18.90	8.07
CLASS R5 SHARES
Return Before Taxes	42.53	22.91	9.92
CLASS R2 SHARES
Return Before Taxes	41.68	22.25	9.40
RUSSELL MIDCAP® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	35.74	23.37	9.77
LIPPER MID-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	36.52	21.31	9.49

After-tax returns are shown only for the Class R6 Shares, and after tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Timothy Parton	2004	Managing Director

Purchase and Sale of Fund Shares

There are no maximum or minimum purchase requirements with respect to Class R2 or Class R5 Shares.

Purchase Minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

NOVEMBER 1, 2014	51

JPMorgan Mid Cap Growth Fund (continued)

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Value Fund

Class/Ticker: R2/JMVZX

Currently, the Fund is publicly offered on a limited basis. (See “Purchasing Fund Shares — What does it mean that the Mid Cap Value Fund is publicly offered on a limited basis?” in the prospectus for more information.)

What is the goal of the Fund?

The Fund seeks growth from capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R2
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	0.52
Shareholder Service Fees	0.25
Remainder of Other Expenses [1]	0.27
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.68
Fee Waivers and Expense Reimbursements[2]	(0.17)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.51

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’
deferred compensation plan) exceeds 1.50% of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	154	513	897	1,973

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

NOVEMBER 1, 2014	53

JPMorgan Mid Cap Value Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap Value Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.6 billion to $30 billion. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit- worthiness of REIT issuers. The Fund, will indirectly bear its

54	J.P. MORGAN U.S. EQUITY FUNDS

proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Value Index and the Lipper Mid-Cap Value Funds Index and Lipper Multi-Cap Core Funds Index, which are indexes based on the total returns of certain mutual funds within mid cap and multi cap fund categories, respectively, as determined by Lipper. Unlike the other index, the Lipper indexes include the expenses of the mutual funds included in the indexes. The performance in the table for Class R2 Shares is based on the performance of Class A Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	17.86%
Worst Quarter	4th quarter, 2008	–21.70%

The Fund’s year-to-date total return through 9/30/14 was 5.79%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	30.99%	19.64%	9.86%
RUSSELL MIDCAP® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	33.46	21.16	10.25
LIPPER MID-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	36.38	21.24	9.42
LIPPER MULTI-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	32.58	18.75	7.72

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan K.L. Simon	1997	Managing Director
Lawrence E. Playford	2004	Managing Director
Gloria H. Fu	2006	Managing Director

Purchase and Sale of Fund Shares

Shares of the Fund are no longer generally available to new purchasers. Existing shareholders can still purchase additional shares, reinvest their dividends and exchange into the Fund from other J.P. Morgan Funds. In addition, certain group

NOVEMBER 1, 2014	55

JPMorgan Mid Cap Value Fund (continued)

retirement plans, fee-based advisory programs and J.P. Morgan Funds can continue to purchase shares as described in “Purchasing Fund Shares — What does it mean that the Mid Cap Value Fund is publicly offered on a limited basis?” in the prospectus.

There are no maximum or minimum purchase requirements with respect to Class R2 Shares.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

56	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Equity Fund

Class/Ticker: R2/JSEZX, R5/JSERX

Currently, the Fund is publicly offered on a limited basis. (See “Purchasing Fund Shares — What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?” in the prospectus for more information.)

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.61	0.20
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses[1]	0.36	0.15
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	1.77	0.86
Fee Waivers and Expense Reimbursements[2]	(0.21)	(0.05)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.56	0.81

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.55% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	159	537	940	2,067
CLASS R5 SHARES ($)	83	269	472	1,056

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

NOVEMBER 1, 2014	57

JPMorgan Small Cap Equity Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks and/or with market capitalizations of less than $4 billion at the time of purchase. As of the last reconstitution of the Russell 2000 Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $143 million to $4.5 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up investment process. The adviser seeks to invest in companies with leading competitive advantages, predictable and durable business models and sustainable free cash flow generation with management committed to increasing intrinsic value.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Small Cap Company Risk. Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the

58	J.P. MORGAN U.S. EQUITY FUNDS

past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Index and the Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 Shares is based on the performance of the Select Class Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance in the table for Class R2 Shares is based on the performance of Class A Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	17.81%
Worst Quarter	4th quarter, 2008	–18.76%

The Fund’s year-to-date total return through 9/30/14 was –1.07%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	36.44%	22.79%	13.72%
Return After Taxes on Distributions	34.62	21.62	12.49
Return After Taxes on Distributions and Sale of Fund Shares	21.84	18.70	11.29
CLASS R2 SHARES
Return Before Taxes	35.41	21.88	13.00
RUSSELL 2000® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	38.82	20.08	9.07
LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	36.13	20.75	9.33

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Don San Jose	2007	Managing Director
Daniel J. Percella	2014	Executive Director

NOVEMBER 1, 2014	59

JPMorgan Small Cap Equity Fund (continued)

Purchase and Sale of Fund Shares

Shares of the Fund are no longer generally available to new purchasers. Existing shareholders can still reinvest their dividends and exchange into the Fund from other J.P. Morgan Funds. In addition, certain group retirement plans can continue to purchase shares as described in “Purchasing Fund Shares-What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?” in the prospectus.

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

60	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

Class/Ticker: R2/JSGZX; R6/JGSMX

Currently, the Fund is publicly offered on a limited basis. (See “Purchasing Fund Shares — What does it mean that the Small Cap Growth Fund is publicly offered on a limited basis?” in the prospectus for more information.)

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R6
Management Fees	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.63	0.13
Shareholder Service Fees	0.25	NONE
Remainder of Other Expenses[1]	0.38	0.13
Acquired Fund Fees and Expenses	0.18	0.18

Total Annual Fund Operating Expenses	1.96	0.96
Fee Waivers and Expense Reimbursements[2]	(0.28)	(0.03)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.68	0.93

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R6
Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% and 0.75%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	171	588	1,031	2,263
CLASS R6 SHARES ($)	95	303	528	1,175

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

NOVEMBER 1, 2014	61

JPMorgan Small Cap Growth Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the securities of small capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks and/or with market capitalizations of less than $4 billion at the time of purchase. As of the last reconstitution of the Russell 2000 Growth Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $143 million to $4.5 billion. In implementing its main strategies, the Fund will invest primarily in common stocks. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Small Cap Company Risk. Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

62	J.P. MORGAN U.S. EQUITY FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Growth Index and Lipper Small-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance in the table for Class R2 Shares is based on the performance of Class A Shares prior to the inception of the Class R2 Shares. Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 Shares and Class A Shares. The performance in the table for the Class R6 Shares is based on the performance of the Fund’s Institutional Class and Select Class Shares prior to the inception of the Class R6 Shares. The actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	23.01%
Worst Quarter	4th quarter, 2008	–25.97%

The Fund’s year-to-date total return through 9/30/14 was –9.01%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	48.70%	24.94%	11.35%
Return After Taxes on Distributions	45.33	23.98	9.95
Return After Taxes on Distributions and Sale of Fund Shares	29.69	20.61	9.17
CLASS R2 SHARES
Return Before Taxes	47.46	24.01	10.47
RUSSELL 2000® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	43.30	22.58	9.41
LIPPER SMALL-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	40.99	22.20	8.27

After-tax returns are shown only for the Class R6 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2014	63

JPMorgan Small Cap Growth Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eytan Shapiro	2004	Managing Director

Purchase and Sale of Fund Shares

Shares of the Fund are no longer generally available to new purchasers. Existing shareholders can still purchase additional shares, reinvest their dividends and exchange into the Fund from other J.P. Morgan Funds. In addition, certain group retirement plans, fee-based advisory programs, college savings plans and J.P. Morgan Funds can continue to purchase shares as described in “Purchasing Fund Shares – What does it mean that the Small Cap Growth Fund is publicly offered on a limited basis?” of the prospectus.

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

Purchase Minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

64	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Value Fund

Class/Ticker: R2/JSVZX; R5/JSVRX; R6/JSVUX

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.67	0.29	0.15
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.42	0.24	0.15
Acquired Fund Fees and Expenses	0.08	0.08	0.08

Total Annual Fund Operating Expenses	1.90	1.02	0.88
Fee Waivers and Expense Reimbursements[2]	(0.32)	(0.03)	NONE

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.58	0.99	0.88

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.50%, 0.91% and
0.86% respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	161	566	997	2,196
CLASS R5 SHARES ($)	101	322	560	1,245
CLASS R6 SHARES ($)	90	281	488	1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

NOVEMBER 1, 2014	65

JPMorgan Small Cap Value Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. As of the last reconstitution of the Russell 2000 Value Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $156 million to $4.4 billion. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. In implementing its main strategies, the Fund’s equity investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Fund may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Small Cap Company Risk. Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and

66	J.P. MORGAN U.S. EQUITY FUNDS

credit-worthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Value Index and Lipper Small-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R6, Class R5 and Class R2 Shares is based on the performance of the Select Class Shares prior to their inception. The actual returns of Class R6 and Class R5 Shares would have been different than those shown because Class R6 and Class R5 Shares have different expenses than Select Class Shares. Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2009	21.57%
Worst Quarter	4th quarter, 2008	–25.48%

The Fund’s year-to-date total return through 9/30/14 was –5.27%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	36.65%	20.11%	9.59%
Return After Taxes on Distributions	35.26	19.64	8.34
Return After Taxes on Distributions and Sale of Fund Shares	21.42	16.36	7.73
CLASS R5 SHARES
Return Before Taxes	36.56	20.06	9.53
CLASS R2 SHARES
Return Before Taxes	35.75	19.34	8.90
RUSSELL 2000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	34.52	17.64	8.61
LIPPER SMALL-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	35.26	20.00	9.25

After-tax returns are shown only for the Class R6 Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2014	67

JPMorgan Small Cap Value Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Dennis S. Ruhl	2005	Managing Director
Phillip D. Hart	2010	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

Purchase Minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

68	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

Class/Ticker: R2/JUEZX; R5/JUSRX; R6/JUEMX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of selected equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.55	0.19	0.10
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.30	0.14	0.10

Total Annual Fund Operating Expenses	1.45	0.59	0.50
Fee Waivers and Expense Reimbursements[2]	(0.26)	(0.03)	NONE

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.19	0.56	0.50

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.19%, 0.56% and 0.51%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	121	433	767	1,713
CLASS R5 SHARES ($)	57	186	326	735
CLASS R6 SHARES ($)	51	160	280	628

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

NOVEMBER 1, 2014	69

JPMorgan U.S. Equity Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Fund primarily invests in common stocks of large- and medium-capitalization U.S. companies but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, sanctions or other measures by the United States or other governments, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to

70	J.P. MORGAN U.S. EQUITY FUNDS

counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R5 Shares is based on the performance of the Institutional Class Shares prior to their inception. The performance of Class R6 Shares is based on the performance of the Class R5 and Institutional Class Shares prior to their inception. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Institutional Class Shares (and Class R5 Shares with respect to Class R6 Shares). The performance in the table for Class R2 Shares is based on the performance of Class A Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	17.47%
Worst Quarter	4th quarter, 2008	–20.55%

The Fund’s year-to-date total return through 9/30/14 was 8.04%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	36.07%	19.14%	8.79%
Return After Taxes on Distributions	32.86	18.27	7.69
Return After Taxes on Distributions and Sale of Fund Shares	21.64	15.48	6.98
CLASS R2 SHARES
Return Before Taxes	35.20	18.39	8.19
CLASS R6 SHARES
Return Before Taxes	36.20	19.20	8.82
S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	32.39	17.94	7.41
LIPPER LARGE-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	31.82	17.07	6.71

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2014	71

JPMorgan U.S. Equity Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Thomas Luddy	2006	Managing Director
Susan Bao	2001	Managing Director
Helge Skibeli	2009	Managing Director
Scott Davis	2014	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

Purchase Minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

72	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund

Class/Ticker: R2/JLPZX; R5/JCPRX

Currently, the Fund is publicly offered on a limited basis. (See “Purchasing Fund Shares — What does it mean that the U.S. Large Cap Core Plus Fund is publicly offered on a limited basis?” in the prospectus for more information.)

What is the goal of the Fund?

The Fund seeks to provide a high total return from a portfolio of selected equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	1.32	1.01
Dividend Expenses on Short Sales	0.85	0.85
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses[1]	0.22	0.11
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	2.83	2.02
Fee Waivers and Expense Reimbursements[2]	(0.42)	(0.31)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	2.41	1.71

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on
Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.55% and 0.85% respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	244	837	1,457	3,127
CLASS R5 SHARES ($)	174	604	1,059	2,323

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 122% of the average value of its portfolio.

NOVEMBER 1, 2014	73

JPMorgan U.S. Large Cap Core Plus Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the value of the Fund’s Assets, which are expected to include both long and short positions, will consist of different U.S. securities, selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000 and the S&P 500 Indices. The Fund takes long and short positions mainly in equity securities and derivatives on those securities. As of the reconstitution of the Russell 1000 Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.6 billion to $545 billion. As of the reconstitution of the S&P 500 Index on September 30, 2014, the market capitalizations of the companies in the index ranged from $3.8 billion to $603 billion.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy. Short sales involve the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents will range between 90% and 150% of the value of the Fund’s net assets. The Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are

74	J.P. MORGAN U.S. EQUITY FUNDS

potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, sanctions or other measures by the United States or other governments, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for the securities held long (or appreciating prices of securities held short).

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and the life of the Fund. The table compares that performance to the S&P 500 Index and the Lipper Alternative Active Extension Funds Average, an average based on the total return of all funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 Shares is based on the performance of the Select Class Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance in the table for Class R2 Shares is based on the performance of Class A Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	17.85%
Worst Quarter	4th quarter, 2008	–20.25%

The Fund’s year-to-date total return through 9/30/14 was 8.66%.

NOVEMBER 1, 2014	75

JPMorgan U.S. Large Cap Core Plus Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Life of Fund (since 11/1/05)
CLASS R5 SHARES
Return Before Taxes	37.09%	19.54%	10.96%
Return After Taxes on Distributions	34.30	18.78	10.31
Return After Taxes on Distributions and Sale of Fund Shares	23.12	15.99	8.90
CLASS R2 SHARES
Return Before Taxes	36.16	18.72	10.30
S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	32.39	17.94	7.63
LIPPER ALTERNATIVE ACTIVE EXTENSION FUNDS AVERAGE
(Reflects No Deduction for Taxes)	33.96	16.86	N/A

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Thomas Luddy	2005	Managing Director
Susan Bao	2005	Managing Director

Purchase and Sale of Fund Shares

Shares of the Fund are no longer generally available to new purchasers. Existing shareholders can still purchase additional shares, reinvest their dividends and exchange into the Fund from other J.P. Morgan Funds. In addition, certain group retirement plans, fee-based advisory programs, college savings plans and J.P. Morgan Funds can continue to purchase shares as described in “Purchasing Fund Shares – What does it mean that the U.S. Large Cap Core Plus Fund is publicly offered on a limited basis?” of the prospectus.

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

76	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Research Equity Plus Fund

Class/Ticker: R2/JEPZX; R5/JEPRX; R6/JEPMX

What is the goal of the Fund?

The Fund seeks to provide total return from a portfolio of selected equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	2.57	2.37	2.32
Dividend Expenses on Short Sales	1.03	1.03	1.03
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	1.29	1.29	1.29

Total Annual Fund Operating Expenses	4.07	3.37	3.32
Fee Waivers and Expense Reimbursements[1]	(1.54)	(1.54)	(1.54)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	2.53	1.83	1.78

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50%, 0.80% and 0.75%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	256	1,098	1,956	4,170
CLASS R5 SHARES ($)	186	893	1,623	3,554
CLASS R6 SHARES ($)	181	878	1,598	3,508

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover (including short sales) rate was 101% of the average value of its portfolio.

NOVEMBER 1, 2014	77

JPMorgan U.S. Research Equity Plus Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the value of the Fund’s Assets, which are expected to include both long and short positions, will invest in equity securities of large capitalization, U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large capitalization companies are companies with market capitalizations of at least $4 billion at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts (REITs) and depositary receipts. The adviser also generally is sector neutral relative to the S&P 500 Index and emphasizes stock selection as the primary means of generating returns.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long only” strategy. Short sales involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents will range between 90% and 150% of the value of the Fund’s net assets. The Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	high potential reward compared to potential risk and

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are

78	J.P. MORGAN U.S. EQUITY FUNDS

speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Foreign Securities Risk. To the extent the Fund invests in depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, sanctions or other measures by the United States or other governments, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for securities held long (or appreciating prices of securities held short).

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year over the past three calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the S&P 500® Index and the Lipper Alternative Active Extension Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for Class R6 Shares is based on the performance of the Class R5 Shares prior to their inception on 5/31/11. The actual returns of the Class R6 Shares would be different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	14.93%
Worst Quarter	3rd quarter, 2011	–15.50%

The Fund’s year-to-date total return through 9/30/14 was 9.47%.

NOVEMBER 1, 2014	79

JPMorgan U.S. Research Equity Plus Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2013)
	Past 1 Year	Life of Fund (since 4/1/10)
CLASS R5 SHARES
Return Before Taxes	33.71%	14.35%
Return After Taxes on Distributions	31.39	13.55
Return After Taxes on Distributions and Sale of Fund Shares	20.86	11.35
CLASS R2 SHARES
Return Before Taxes	32.79	13.56
CLASS R6 SHARES
Return Before Taxes	33.81	14.40
S&P 500® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	32.39	15.42
LIPPER ALTERNATIVE ACTIVE EXTENSION FUNDS AVERAGE
(Reflects No Deduction for Taxes)	33.96	14.46

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Aryeh Glatter	2014	Executive Director
Raffaele Zingone	2014	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

Purchase Minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors
$5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

80	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Small Company Fund

Class/Ticker: R2/JSCZX, R6/JUSMX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of small company stocks.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R6
Management Fees	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.53	0.17
Shareholder Service Fees	0.25	NONE
Remainder of Other Expenses[1]	0.28	0.17
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	1.64	0.78
Fee Waivers and Expense Reimbursements[2]	(0.12)	(0.01)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements [2]	1.52	0.77

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.51% and 0.76%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	155	506	880	1,934
CLASS R6 SHARES ($)	79	248	432	965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

NOVEMBER 1, 2014	81

JPMorgan U.S. Small Company Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. As of the last reconstitution of the Russell 2000® Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $143 million to $4.5 billion. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000® Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. The Fund pursues returns that exceed those of the Russell 2000® Index while seeking to limit its volatility relative to this index. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Fund may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Small Cap Company Risk. Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

82	J.P. MORGAN U.S. EQUITY FUNDS

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the performance to the Russell 2000® Index and the Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class R6 Shares is based on the performance of the Fund’s Institutional Class Shares prior to the inception of the Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares. The performance in the table for the Class R2 Shares is based on the performance of the Fund’s Select Class and Class A Shares prior to their inception. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than the prior classes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	22.77%
Worst Quarter	4th quarter, 2008	–26.90%

The Fund’s year-to-date total return through 9/30/14 was –2.48%.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2013)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	40.66%	23.13%	9.13%
Return After Taxes on Distributions	39.69	22.86	7.84
Return After Taxes on Distributions and Sale of Fund Shares	23.35	19.03	7.34
CLASS R2 SHARES
Return Before Taxes	39.70	22.46	8.70
RUSSELL 2000® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	38.82	20.08	9.07
LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	36.13	20.75	9.33

After-tax returns are shown only for the Class R6 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2014	83

JPMorgan U.S. Small Company Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Dennis S. Ruhl	2004	Managing Director
Phillip D. Hart	2010	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

Purchase Minimums

For Class R6 Shares
To establish an account	$15,000,000 for Direct Investors $5,000,000 for Discretionary Accounts
To add to an account	No minimum levels

There is no investment minimum for other Class R6 eligible investors.

In general, you may purchase or redeem shares on any business day:

•	Through your Financial Intermediary or the eligible retirement plan or college savings plan through which you invest in the Fund
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

84	J.P. MORGAN U.S. EQUITY FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each of the Funds

Each Fund will invest primarily in equity securities as described below. Each Fund invests in common stock as a main strategy. Although not a main strategy, a Fund’s investment in equity securities may also include:

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock

•	equity securities purchased in initial public offerings.

The investment strategies for a Fund may also include:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, often in the form of depositary receipts

•

derivatives, including futures, options and swaps. In connection with its main investment strategies, a Fund may use futures to more effectively gain targeted equity exposure from its cash position. Each Fund is also permitted to use derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, a Fund’s use of derivatives for cash management or other investment management purposes could be significant.

These investments may be part of a Fund’s main investment strategies. If the investment is part of the main investment strategies for a particular Fund, it is summarized below.

Although not main strategies, the Funds may also utilize the following, which may be equity securities:

•	other investment companies

•

exchange traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	securities lending (except for Dynamic Growth Fund, Hedged Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Research Equity Plus Fund)

The Funds will provide shareholders with at least 60 days’ prior notice of any change in their 80% investment polices as described below.

The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objectives for Equity Income Fund, Large Cap Growth Fund, Large Cap Value Fund, Market Expansion Enhanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Value Fund are fundamental. The investment objectives for the remaining Funds can be changed without the consent of a majority of the outstanding shares of that Fund.

Disciplined Equity Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets plus the amount of borrowings for investment purposes. In implementing this strategy, the Fund primarily invests in the common stocks of U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. As of the last reconstitution of the S&P 500 Index on September 30, 2014, the market capitalizations of the companies in the index ranged from $3.8 billion to $603 billion. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with a modest level of volatility.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

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On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	Impact on the overall risk of the portfolio relative to the benchmark

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions.

Dynamic Growth Fund

Under normal circumstances, the Fund invests in a focused portfolio of equity securities of large capitalization companies. Large cap companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth. Although the Fund will invest primarily in equity securities of U.S. companies, it may invest up to 20% of its total assets in foreign securities, including depositary receipts.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

The Fund is non-diversified.

Investment Process: The Fund’s adviser will utilize a combination of qualitative analysis and quantitative metrics in order to seek to achieve target returns which are higher than the Fund’s benchmark while attempting to maintain a moderate risk profile. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. The adviser looks for companies with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. The adviser may sell a security due to a change in the company’s fundamentals or a change in the original reason for purchase of an investment, or if the adviser no longer considers the security to be reasonably valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Equity Income Fund

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. Although the Fund invests primarily in securities of large cap companies, it may invest in equity investments of companies across all market capitalizations. In implementing this strategy, the Fund invests primarily in common stock and real estate investment trusts (REITs). “Assets” means net assets, plus the amount of borrowings for investment purposes.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund employs a fundamental bottom- up stock selection process to invest in common stock of corporations that regularly pay dividends and have favorable long-term fundamental characteristics. Because yield is a key consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the Fund’s adviser believes to be their long-term investment value. The adviser seeks to invest in undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Growth Advantage Fund

The Fund will invest primarily in common stocks of companies across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund invests in companies that the adviser believes have strong earnings growth potential. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify

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companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Hedged Equity Fund

The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund uses an enhanced index strategy to invest in these equity securities, which primarily consist of common stocks of large capitalization U.S. companies. Because the Fund uses an enhanced index strategy, not all of the stocks in the S&P 500 Index, its primary benchmark, are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the index. The Fund will also systematically purchase and sell exchange traded put options and sell exchange traded call options, employing an option overlay known as a “Put/Spread Collar” strategy. The options may be based on the S&P 500 Index or on exchange-traded funds (ETFs) that replicate the S&P 500 Index (S&P 500 ETFs). The combination of the diversified portfolio of equity securities, the downside protection from index put options and the income from the index call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk adjusted return over a full market cycle (defined as three to five years) relative to the S&P 500 Index with lower volatility than traditional long-only equity strategies.

The Fund’s investments in equity securities will be primarily in common stocks of U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. As of the last reconstitution of the S&P 500 Index on September 30, 2014, the market capitalization of the companies in the index ranged from $3.8 billion to $603 billion. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. Because each stock’s weighting in the

Fund is controlled relative to that stock’s weight in the S&P 500 Index, the Fund’s weighted average market capitalization will be close to that of the S&P 500 Index.

The Fund constructs a Put/Spread Collar by buying a put option on the S&P 500 Index at a higher strike price and writing (or selling) a put option on the same index at a relatively lower strike price, which is known as a put option spread, while simultaneously selling a S&P 500 Index call option. The Fund may need to construct additional Put/Spread Collars if the size of the Fund increases, either through purchases or appreciation. The Fund’s options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. A put option spread seeks to protect the Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit the Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection, however, is limited as compared to just owning a put option. Writing index call options is intended to provide income which substantially offsets the cost of the put option spread, but it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. While the Fund typically constructs the Put/Spread Collar utilizing index options, it may also construct the Put/Spread Collar utilizing options on S&P 500 ETFs.

Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities represented in the S&P 500 Index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the S&P 500 Index and the remaining time to the options’ expiration, as well as trading conditions in the options market.

In addition to the use of the Put/Spread Collar strategy described above, the Fund may use future contracts, primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.

The Fund is also permitted to use other derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns. Under certain market conditions, the Fund’s use of other derivatives for cash management or other investment management purposes could be significant.

Investment Process — Enhanced Index: To implement the enhanced index strategy, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in depth look at company prospects over a period as long as five years, which is designed to provide

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insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions.

Investment Process — Options Overlay Strategy: To implement the Put/Spread Collar strategy, the adviser utilizes exchange traded equity options based either on the S&P 500 Index or on S&P 500 ETFs. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call option that substantially offsets the cost of the put option spread. The options are systematically reset on at least a quarterly basis to better capitalize on current market conditions and opportunities while seeking to provide predictable returns in all market cycles.

Intrepid America Fund

Intrepid Growth Fund

Intrepid Value Fund

Under normal circumstances, each Fund invests at least 80% of their Assets in equity investments of large and mid capitalization companies (specifically, U.S. companies for Intrepid America Fund). “Assets” means net assets, plus the amount of borrowings for investment purposes. Each Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase.

In implementing its main strategies, each Fund invests primarily in a broad portfolio of equity securities that the adviser believes have characteristics such as attractive valuations, high quality and/or strong momentum that should lead to relative out performance. Generally these will be equity securities of companies within the Fund’s Index (the S&P 500 Index for Intrepid America Fund, the Russell 1000 Growth Index for Intrepid Growth Fund and the Russell 1000 Value Index for the Intrepid Value Fund). In identifying high quality securities, the adviser looks for profitable companies with sustainable earnings and disciplined management. In identifying securities that have strong momentum, the adviser looks for securities which have prices and/or earnings that have been increasing and that the adviser believes will continue to increase. In implementing this strategy, each Fund invests primarily in common stock and real estate investment trusts (REITS).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which a Fund can invest. To the extent each Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: Each Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. Each Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

Each Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

Large Cap Growth Fund

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of large, well-established companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. As of the last reconstitution of the Russell 1000 Growth Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.6 billion to $560 billion. Typically, in implementing its strategy, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up approach that seeks to identify companies with positive price momentum and attractive fundamental dynamics. The adviser seeks structural disconnects which allow businesses to exceed market expectations. These disconnects

88	J.P. MORGAN U.S. EQUITY FUNDS

may result from: demographic/cultural changes, technological advancements and/or regulatory changes. The adviser seeks to identify long-term imbalances in supply and demand.

The adviser may sell a security for several reasons. A security may be sold due to a change in the original investment thesis, if market expectations exceed the company’s potential to deliver and/or due to balance sheet deterioration. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Large Cap Value Fund

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. As of the last reconstitution of the Russell 1000 Value Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.6 billion to $432 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund’s adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each industry group according to their relative value.

On behalf of the Fund, the adviser then buys and sells securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by market overreactions.

Market Expansion Enhanced Index Fund

Under normal circumstances, the Fund will hold at least 80% of its Assets in stocks in the S&P 1000 Index1. The S&P 1000 Index is a market capitalization weighted combination of the S&P SmallCap 6001 and S&P MidCap 4001 Indexes. “Assets” means net assets, plus the amount of borrowings for investment purposes. The S&P 1000 Index is an index which includes stocks of small- and mid-capitalization companies. These securities trade on national exchanges, as well as over-the-counter as part of the National Market System. Because the Fund uses an enhanced index strategy, not all of the stocks in the S&P 1000 Index are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the index. In addition, the Fund may modestly overweight or underweight the sectors and industries within the index. The Fund seeks returns that modestly exceed those of the S&P 1000 Index over the long term with a modest divergence to the benchmark. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.

Investment Process: The Fund uses an enhanced index strategy that seeks to provide investment results that correspond to or incrementally exceed the total return performance of the S&P 1000 Index. In managing the Fund, the adviser employs a process that ranks S&P 1000 Index stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency within constraints on sector and industry weights and position sizes. The adjusted rankings are used to place stocks into portfolios. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer included in the S&P 1000 Index.

Mid Cap Equity Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment

1	“S&P 1000 Index,” “S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

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purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. As of the last reconstitution of the Russell Midcap Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.6 billion to $30 billion. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the portfolio management team employs an investment process that seeks to identify both growth and value securities for the Fund. The team seeks to identify companies with leading competitive positions, talented management teams and durable business models. In addition, the team will invest in companies that it believes either have the capacity to achieve a sustainable level of above average growth or have sustainable free cash flow generation with management committed to increasing shareholder value.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Mid Cap Growth Fund

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategies, the Fund invests primarily in common stocks of mid cap companies which the Fund’s adviser believes are capable of achieving sustained growth. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of the last reconstitution of the Russell Midcap Growth Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.6 billion to $30 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Mid Cap Value Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Value Index and/or between $1 billion and $20 billion at the time of purchase. As of the date of the last reconstitution of the Russell Midcap Value Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.6 billion to $30 billion. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, relatively lower levels of business cyclicality, high returns on invested capital and strong experienced management teams.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

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Small Cap Equity Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks and/or with market capitalizations of less than $4 billion at the time of purchase. As of the last reconstitution of the Russell 2000 Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $143 million to $4.5 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up investment process. The adviser seeks to invest in companies with leading competitive advantages, predictable and durable business models and sustainable free cash flow generation with management committed to increasing intrinsic value.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Small Cap Growth Fund

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the securities of small capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks and/or with market capitalizations of less than $4 billion at the time of purchase. As of the last reconstitution of the Russell 2000 Growth Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $143 million to $4.5 billion. In implementing its main strategies, the Fund will invest primarily in common stocks. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Small Cap Value Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. As of the last reconstitution of the Russell 2000 Value Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $156 million to $4.4 billion. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. In implementing its main strategies, the Fund’s equity investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Fund may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

U.S. Equity Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. “Assets”

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means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Fund primarily invests in common stocks of large- and medium-capitalization U.S. companies, but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

U.S. Large Cap Core Plus Fund

Under normal circumstances, at least 80% of the value of the Fund’s Assets, which are expected to include both long and short positions, will consist of different U.S. securities, selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000 and the S&P 500 Indices. The Fund takes long and short positions mainly in equity securities and derivatives on those securities. As of the reconstitution of the Russell 1000 Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $1.6 billion to $545 billion. As of the reconstitution of the S&P 500 Index on September 30, 2014, the market capitalizations of the companies in the index ranged from $3.8 billion to $603 billion.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy. Short sales involve the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents will range between 90% and 150% of the value of the Fund’s net assets. The Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

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U.S. Research Equity Plus Fund

Under normal circumstances, at least 80% of the value of the Fund’s Assets, which are expected to include both long and short positions, will invest in equity securities of large capitalization, U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Large capitalization companies are companies with market capitalizations of at least $4 billion at the time of purchase. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts (REITs) and depositary receipts. The adviser also generally is sector neutral relative to the S&P 500 Index and emphasizes stock selection as the primary means of generating returns.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long only” strategy. Short sales involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents will range between 90% and 150% of the value of the Fund’s net assets. The Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	high potential reward compared to potential risk and

•	temporary mispricings caused by apparent market overreactions.

U.S. Small Company Fund

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. As of the last reconstitution of the Russell 2000 Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $143 million to $4.5 billion. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000® Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. The Fund pursues returns that exceed those of the Russell 2000® Index while seeking to limit its volatility relative to this index. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Fund may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

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An issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

U.S. Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Equity Plus Fund and U.S. Small Company Fund

For each Fund, an issuer of a security will be deemed to be located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States.

U.S. Large Cap Core Plus Fund and U.S. Research Equity Plus Fund

Short Selling. “Plus” in each Fund’s name refers to the additional return the Fund endeavors to add both relative to its index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser, expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Viewed sector by sector, each Fund’s net weightings of equity securities are similar to those of its index. The Fund can moderately underweight or overweight industry sectors when it believes such underweighting or overweighting will benefit performance. Within each industry sector, the Fund purchases equity securities that it believes are undervalued and underweights, or sells short, equity securities that it believes are overvalued.

By following this process, U.S. Large Cap Core Plus Fund and U.S. Research Equity Plus Fund each seek to produce returns that exceed those of its index. At the same time, by controlling the industry sector weightings of the Fund and allowing them to differ only moderately from the industry sector weightings of the index, the Fund seeks to limit its volatility to that of the overall market, as represented by its index.

Each Fund intends to invest in a variety of equity securities and, ordinarily, no single equity exposure is expected to make up more than 5% of the gross long exposure except that companies with large weights in the Fund’s index may be held as overweights in the Fund, resulting in positions of greater than 5% in those securities.

Each Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. Each Fund’s long positions and their equivalents will range between 90% and 150% of the value of the Fund’s net assets. Each Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets.

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their objectives.

The main risks associated with investing in each Fund are summarized in the Risk/Return Summary for that Fund at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that each Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Funds” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in that Fund decreases in value.

Foreign Securities and Emerging Market Risk. To the extent a Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery

94	J.P. MORGAN U.S. EQUITY FUNDS

versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. A Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease a Fund’s yield on those securities.

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

Growth Investing Risk (applicable to Dynamic Growth Fund, Growth Advantage Fund, Intrepid Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund). Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Value Investing Risk (applicable to Intrepid Value Fund, Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund). Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. Each Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Derivatives Risk. The Funds may use derivatives in connection with their investment strategies. Derivatives may be

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riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns. Derivatives also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, a Fund may use derivatives for non-hedging purposes, which increases that Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

Additional Main Risk for U.S. Large Cap Core Plus Fund and U.S. Research Equity Plus Fund

Short Selling Risk. Each Fund’s strategy may involve more risk than other funds that do not engage in short selling. A Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, a Fund must first borrow the security from a lender, such as a broker or other institution. A Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that a Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, a Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. A Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, a Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. A Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that a Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The Securities and Exchange Commission and financial industry regulatory authorities in other countries have, in the past, imposed temporary prohibitions and restrictions on certain types of short sale transactions. These prohibitions and restrictions, or the imposition of other regulatory requirements on short selling in the future, could inhibit the ability of the adviser to sell securities short on behalf of a Fund.

Additional Risks

Initial Public Offering (IPO) Risk. IPO securities have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile and their purchase may involve high transaction costs. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to a Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of purchasers

96	J.P. MORGAN U.S. EQUITY FUNDS

to which IPO securities are allocated increases, the number of securities issued to a Fund may decrease. The performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when a Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on a Fund’s performance will generally decrease.

Securities Lending Risk (except for the Dynamic Growth Fund, Hedged Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Research Equity Plus Fund) Certain Funds engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security.

Exchange Traded Fund (ETF) and Investment Company Risk. A Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when a Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidations over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock also may be subject to optional or mandatory redemption provisions.

For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/ Return Summaries” and the “Risk and Reward Elements for the Funds” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE AND CASH POSITIONS

For liquidity and to respond to unusual market conditions, the Funds (except the Market Expansion Enhanced Index Fund) may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While a Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, a Fund will pursue a temporary defensive position only when market conditions warrant.

Whether engaging in temporary defensive purposes or otherwise, the Market Expansion Enhanced Index Fund may not hold more than 10% of its total assets in cash and cash equivalents. These amounts are in addition to assets held for derivative margin deposits or other segregated accounts.

EXPENSE LIMITATION

Disciplined Equity Fund

The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of

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Trustees’ deferred compensation plan) exceed 0.35% of their average daily net assets. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Growth Advantage Fund

The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 and Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% and 0.80%, respectively, of their average daily net assets. The contract for the Class R5 Shares cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it. The contract for the Class R6 Shares will continue until 12/31/14 at which time the expense cap will increase to 0.85% of average daily net assets. The new contract for Class R6 Shares cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Equity Income Fund

The Class R5 and Class R2 Shares commenced operations on 2/28/11. Historical performance shown in the bar chart for Class R5 Shares through 12/31/11 and in the table for Class R2 and Class R5 Shares prior to inception is that of the Select Class Shares. Prior class performance for Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. Historical performance for the Class R6 Shares prior to their inception on 1/31/12 is based on the performance of the Class R5 Shares from 2/28/11 to 1/30/12 and on Select Class Shares prior to 2/28/11. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because the Class R5 and Class R6 Shares have different expenses than Select Class Shares. The Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus.

Growth Advantage Fund

The Class R5 Shares commenced operations on 1/8/09. Historical performance shown in the bar chart is that of Select Class Shares from 1/1/07 to 12/31/09 and Class A Shares prior to that time. Historical performance shown in the table is that of Select Class Shares from 5/1/06 to 1/8/09 and Class A Shares prior to 5/1/06. The Select Class and Class A Shares invest in the same portfolio of securities, but are not offered in this prospectus.

During this period, the actual returns of Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than the prior classes. The Class R6 Shares commenced operations on 12/23/13. Historical performance shown in the table is that of Class R5 Shares from 1/8/09 to 12/23/13, Select Class Shares from 5/1/06 to 1/8/09 and Class A Shares prior to 5/1/06. The Select Class and Class A Shares invest in the same portfolio of securities, but are not offered in this prospectus. During this period, the actual returns of Class R6 Shares would have been different because Class R6 Shares have different expenses than the prior classes. As of 8/17/05, the Fund changed its name, investment objective, certain investment policies and benchmark. Prior to that time, the Fund operated as JPMorgan Mid Cap Growth Fund. In view of these changes, the Fund’s performance record prior to 8/17/05 might be less pertinent for investors considering whether to purchase shares of the Fund.

Intrepid America Fund

Intrepid Growth Fund

Intrepid Value Fund

Historical performance shown for each Fund’s Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Select Class Shares of the Fund. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for each Fund’s Class R2 Shares prior to their inception on 11/3/08 is based on Class A Shares from 2/19/05 to 11/2/08 and Select Class Shares prior to 2/19/05. During this period, the actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expense ratios. Historical performance shown in the table for Class R6 Shares of the Intrepid Value Fund prior to their inception on 11/30/10 is based on the performance of the Class R5 Shares from 5/15/06 to 11/29/10 and Select Class Shares prior to 5/15/06. During this period, the actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Select Class Shares. The Class A and Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus.

Large Cap Growth Fund

Historical performance shown for Class R2 Shares prior to 1/1/09 in the bar chart and prior to their inception on 11/3/08 in the table is based on that of the Select Class Shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. Historical performance shown for Class R5 Shares prior to their inception

98	J.P. MORGAN U.S. EQUITY FUNDS

on 4/14/09 is based on Select Class Shares. Historical performance shown for Class R6 Shares prior to their inception on 11/30/10 is based on the performance of Class R5 Shares from 4/14/09 through 11/29/10 and Select Class Shares prior to 4/14/09. During these periods, the actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Select Class Shares (and Class R5 Shares with respect to Class R6 Shares).

Large Cap Value Fund

Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities, but which are not offered in this prospectus. The Class R6 Shares commenced operations on 11/30/10. Historical performance shown in the table is that of Class R5 Shares from 5/15/06 to 11/29/10 and Select Class Shares prior to that time. During these periods, the actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Select Class Shares. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares.

Market Expansion Enhanced Index Fund

Historical performance shown for Class R2 Shares prior to 1/1/09 in the bar chart and prior to their inception on 11/3/08 in the table is based on that of the Select Class Shares of the Fund which invest in the some portfolio of securities, but which are not offered in this prospectus. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares.

Mid Cap Growth Fund

Historical performance shown for Class R2 Shares prior to 1/1/10 in the bar chart and prior to their inception on 6/19/09 in the table is based on the performance of Select Class Shares, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares. Historical performance shown for Class R5 and Class R6 Shares prior to their inception on 11/1/11 is also based on the performance of Select Class Shares. During these periods, the actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Select Class Shares.

Mid Cap Value Fund

Historical performance shown for Class R2 Shares prior to 1/1/09 in the bar chart and prior to their inception on 11/3/08 in the table is based on the performance of the Fund’s Class A Shares, which invest in the same portfolio of securities, but which are not offered in this prospectus. During this period, the actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses than Class A Shares.

Small Cap Equity Fund

Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities but which are not offered in this prospectus. During this period, the actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Fund’s Class A Shares, which invest in the same portfolio of securities, but which are not offered in this prospectus. During this period, the actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses than Class A Shares.

Small Cap Growth Fund

Historical performance shown in the table for Class R2 Shares prior to 1/1/09 in the bar chart and prior to their inception on 11/3/08 in the table is based on Class A Shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Class A Shares. Historical performance shown for Class R6 Shares of the Fund prior to their inception on 11/30/10 is based on Institutional Class Shares from 2/19/05 to 11/29/10 and on Select Class Shares prior to 2/19/05. Institutional Class and Select Class Shares invest in the same portfolio of securities, but their shares are not offered in this prospectus. During this period, the actual returns of the Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class and Select Class Shares.

Small Cap Value Fund

Historical performance shown for Class R6 Shares prior to 1/1/06 in the bar chart and prior to their inception on 2/22/05 in the table and for Class R5 Shares prior to their inception on 5/15/06 is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities, but

NOVEMBER 1, 2014	99

More About the Funds (continued)

which are not offered in this prospectus. During these periods, the actual returns of Class R6 and Class R5 Shares would have been different than those shown because Class R6 and Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Select Class Shares of the Fund. Prior class performance for the Class R2 Shares has been adjusted to reflect differences in expenses between Class R2 and Select Class Shares.

U.S. Equity Fund

Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Fund’s Institutional Class Shares, which invest in the same portfolio of securities, but which are not offered in this prospectus. Historical performance shown for Class R6 Shares of the Fund prior to their inception on 11/30/10 is based on Class R5 Shares from 5/15/06 to 11/29/10 and on Institutional Class Shares prior to 5/15/06. During these periods, the actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Institutional Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. During this period, the actual returns of Class R2 Shares would have been lower than shown because the Class R2 Shares have higher expenses than Class A Shares.

U.S. Large Cap Core Plus Fund

Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities, but which are not offered in this prospectus. During this period, the actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities, but which are not offered in this prospectus. During this period, the actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses than Class A Shares.

U.S. Small Company Fund

Historical performance shown in the bar chart for Class R6 Shares through 12/31/11 and in the table prior to their inception on 11/1/11 is based on the performance of Institutional Class Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/1/11 is based on the performance of Class A Shares from 11/1/07 to 10/31/11 and on Select Class Shares prior to 11/1/07. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A and Select Class Shares. The Class A, Select Class and Institutional Class Shares invest in the same portfolio of securities, but are not offered in this prospectus.

100	J.P. MORGAN U.S. EQUITY FUNDS

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Disciplined Equity Fund

Dynamic Growth Fund

Hedged Equity Fund

Intrepid America Fund

Intrepid Growth Fund

Intrepid Value Fund

Mid Cap Equity Fund

Small Cap Equity Fund

U.S. Equity Fund

U.S. Large Cap Core Plus Fund

U.S. Research Equity Plus Fund

U.S. Small Company Fund

Collectively, these are the JPMT I Funds.

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

Equity Income Fund

Large Cap Growth Fund

Large Cap Value Fund

Market Expansion Enhanced Index Fund

Mid Cap Growth Fund

Small Cap Growth Fund

Small Cap Value Fund

These Funds are the JPMT II Funds.

Growth Advantage Fund is a series of J.P. Morgan Mutual Fund Investment Trust (JPMMFIT), a Massachusetts business trust.

Mid Cap Value Fund is a series of J.P. Morgan Fleming Mutual Fund Group, Inc. (JPMFMFG), a Maryland corporation.

The trustees of each trust and the directors of JPMFMFG are responsible for overseeing all business activities of their respective Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds and makes day-to-day investment decisions for the Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 6/30/14, JPMIM was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

Disciplined Equity Fund	0.24%
Dynamic Growth Fund	0.60
Equity Income Fund	0.39
Growth Advantage Fund	0.64
Hedged Equity Fund	0.00
Intrepid America Fund	0.43
Intrepid Growth Fund	0.52
Intrepid Value Fund	0.38
Large Cap Growth Fund	0.49
Large Cap Value Fund	0.40
Market Expansion Enhanced Index Fund	0.25
Mid Cap Equity Fund	0.58
Mid Cap Growth Fund	0.59
Mid Cap Value Fund	0.59
Small Cap Equity Fund	0.63
Small Cap Growth Fund	0.60
Small Cap Value Fund	0.62
U.S. Equity Fund	0.40
U.S. Large Cap Core Plus Fund	0.78
U.S. Research Equity Plus Fund	0.01
U.S. Small Company Fund	0.57

A discussion of the basis the Boards of JPMT I, JPMT II, JPMMFIT and JPMFMFG Funds used in approving or reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended December 31.

The Portfolio Managers

Disciplined Equity Fund

The portfolio management team is led by Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder, Steven G. Lee, Managing Director of JPMIM and Aryeh Glatter, Executive Director of JPMIM. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research

NOVEMBER 1, 2014	101

The Funds’ Management and Administration (continued)

analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM since 2004. Mr. Glatter has been a portfolio manager on the Large Cap Value team since 2011 when he joined the firm. Prior to joining the firm in 2011, he was a portfolio manager at AllianceBernstein, where he managed large cap equities from 2000 to 2009.

Dynamic Growth Fund

The portfolio management team is led by Greg Luttrell, Managing Director of JPMIM. Mr. Luttrell has been a portfolio manager since 2007 when he joined the firm.

Equity Income Fund

Clare Hart, Managing Director of JPMIM, and Jonathan K.L. Simon, Managing Director of JPMIM, are the portfolio managers for the Fund. Ms. Hart has been a portfolio manager since 2002 and also has extensive experience as an investment analyst covering the financial services and real estate sectors. She has been employed by the firm since 1999. Mr. Simon has worked as a portfolio manage for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980.

Growth Advantage Fund

The portfolio management team is led by Timothy Parton, Managing Director of JPMIM and a CFA charterholder. Mr. Parton has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1988 and has been employed with the firm since 1986.

Hedged Equity Fund

Hamilton Reiner, Managing Director of JPMIM, and Raffaele Zingone, Managing Director of JPMIM, are the portfolio managers primarily responsible for the management of the Fund. Mr. Zingone is primarily responsible for investing the Fund’s equity securities according to its enhanced index process while Mr. Reiner is responsible for implementing the Fund’s overlay options strategy and for providing insight with respect to the impact to the options strategy of purchasing certain securities. Mr. Reiner has been the head of U.S. Equity Derivatives at JPMIM since 2012. He joined JPMorgan Chase in 2009 and from 2009 to 2012, he was a portfolio manager and head of U.S. Equity Derivatives at JPMorgan Chase. Prior to joining the firm, Mr. Reiner was head of the Equity Long/Short Prime Brokerage platform at Barclays Capital. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991.

Intrepid America Fund

Intrepid Growth Fund

Intrepid Value Fund

JPMorgan Chase began managing behavioral finance strategies in 1993. There are common principles and processes employed across many of the strategies and the collective knowledge is an asset to all of our behavioral finance products.

The portfolio managers are Dennis S. Ruhl, Jason Alonzo and Pavel Vaynshtok. Mr. Ruhl, Managing Director of JPMIM and a CFA charterholder, is the Chief Investment Officer of the U.S. Behavioral Finance Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999. Mr. Alonzo, Executive Director of JPMIM, has been with JPMIM or its affiliates (or one of their predecessors) since 2000 and has been a member of the portfolio management team since 2003, Mr. Vaynshtok, Executive Director of JPMIM and a CFA charterholder, has worked as a portfolio manager for JPMIM or its affiliates since 2011. From 2004 to 2011, Mr. Vaynshtok was a portfolio manager and the head of quantitative research at ING Investment Management.

Large Cap Growth Fund

The portfolio management team is led by Giri Devulapally, Managing Director of JPMIM and a CFA charterholder. Mr. Devulapally has been a portfolio manager in the JPMorgan U.S. Equity Group since 2003 when he joined JPMIM.

Large Cap Value Fund

Scott Blasdell, Managing Director of JPMIM and a CFA charterholder, serves as the portfolio manager for the Fund. Mr. Blasdell has been a portfolio manager on the Structured Equity Team since 2008 and an employee of JPMIM since 1999.

Market Expansion Enhanced Index Fund

The portfolio managers for the Fund are Dennis S. Ruhl and Phillip D. Hart. Mr. Hart, Managing Director of JPMIM and a CFA charterholder, has worked as a portfolio manager for the U.S. Behavioral Finance Equity Group at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group. Information about Mr. Ruhl is discussed earlier in this section.

Mid Cap Equity Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM and Timothy Parton, Managing Director of JPMIM and a CFA charterholder. Mr. Simon is primarily responsible for the Fund’s value investments while Mr. Parton is primarily responsible for the Fund’s growth investments. Mr. Simon has worked as a portfolio manager for

102	J.P. MORGAN U.S. EQUITY FUNDS

JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Information about Mr. Parton is discussed earlier in this section.

Mid Cap Growth Fund

The portfolio management team is led by Timothy Parton, Managing Director of JPMIM and a CFA charterholder. Information about Mr. Parton is discussed earlier in this section.

Mid Cap Value Fund

Jonathan K.L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Managing Director of JPMIM, and Gloria H. Fu, Managing Director of JPMIM, serve as the portfolio managers for the Fund. An employee of JPMIM or its affiliates since 1993, Mr. Playford, a CFA charterholder and CPA, joined the team as a research analyst in 2003 and became a portfolio manager in 2004. Ms. Fu, a CFA charterholder, has been a portfolio manager since 2006 and has been employed by JPMIM and its affiliates since 2002. Information about Mr. Simon is discussed earlier in this section.

Small Cap Equity Fund

The portfolio management team is led by Don San Jose, Managing Director of JPMIM, and Daniel J. Percella, Executive Director of JPMIM and a CFA charterholder. Mr. San Jose joined the U.S. Small Cap Equity Group as an analyst in 2004 and became a portfolio manager in 2007. Mr. San Jose has been employed by the firm since 2000. Mr. Percella has been a portfolio manager since 2014, and prior to that time he was a research analyst on the Small Cap Active Core Team. Mr. Percella has been an employee of JPMIM since 2008.

Small Cap Growth Fund

The portfolio management team is led by Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985.

Small Cap Value Fund

The portfolio managers of the Fund are Dennis S. Ruhl, Managing Director of JPMIM, and Phillip D. Hart, Executive Director of JPMIM. Information about Mr.Ruhl and Mr. Hart is discussed earlier in this section.

U.S. Equity Fund

The portfolio managers primarily responsible for daily management of the Fund are Thomas Luddy, Managing Director of JPMIM; Susan Bao, Managing Director of JPMIM; Helge Skibeli, Managing Director of JPMIM; and Scott Davis, Managing

Director of JPMIM, each of whom has day to day management responsibility for a portion of the Fund. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. Mr. Skibeli, an employee since 1990, has been managing U.S. equity portfolios since 2002 and has been head of the U.S. Equity Research Group since 2002. Mr. Davis has been an employee since 2006 and has been a portfolio manager since 2013. Previously, he was an analyst in the U.S. Equity Research Group. Each of the portfolio managers except Mr. Davis is a CFA charterholder.

U.S. Large Cap Core Plus Fund

The Fund is managed by Thomas Luddy, Managing Director of JPMIM, and Susan Bao, Managing Director of JPMIM. Information about Mr. Luddy and Ms. Bao is discussed earlier in this section.

U.S. Research Equity Plus Fund

The portfolio management team is led by Aryeh Glatter, Executive Director of JPMIM, and Raffaele Zingone, Managing Director of JPMIM and a CFA charterholder. Information about Mr. Glatter and Mr. Zingone is discussed earlier in this section.

U.S. Small Company Fund

The portfolio managers of the Fund are Dennis S. Ruhl, Managing Director of JPMIM, and Phillip D. Hart, Executive Director of JPMIM. Information about Mr. Ruhl and Mr. Hart is discussed earlier in this section.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Funds’ Shareholder Servicing Agent

The trusts and the corporation, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’

NOVEMBER 1, 2014	103

The Funds’ Management and Administration (continued)

shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee up to 0.25% of the average daily net assets of the Class R2 Shares of each Fund and an annual fee of 0.05% of the average daily net assets of the Class R5 Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services. Class R6 Shares do not have shareholder service fees.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

104	J.P. MORGAN U.S. EQUITY FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Class R2 Shares of a Fund may be purchased by retirement plans. Class R5 Shares of a Fund may be purchased by retirement plans, Section 529 college savings plans, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees. In addition, Class R5 Shares may be held by shareholders of the Large Cap Value Fund who would not otherwise be eligible to own Class R5 Shares but who received the Large Cap Value Fund Class R5 Shares in connection with reorganization of the JPMorgan Value Opportunities Fund into the Large Cap Value Fund. Such shareholders can continue to purchase the Class R5 Shares in accounts which existed at the time of the reorganization.

Class R6 Shares may be purchased by retirement plans, certain discretionary accounts at JPMIM or JPMorgan Chase Bank, N.A. or their affiliates (the Investment Manager), certain direct investors, Section 529 college savings plans, the JPMorgan Diversified Fund, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds and JPMorgan Access Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees (Authorized Funds).

Retirement Plans. The only retirement plans that are eligible to purchase Class R2, Class R5 and Class R6 Shares are group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans (collectively, Eligible Plans). To be eligible, shares must be held through plan level or omnibus accounts held on the books of a Fund. Class R2, Class R5 and Class R6 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual

401(k) plans or individual 403(b) plans and, with respect to Class R2 Shares, Section 529 college savings plans.

Discretionary Accounts. Class R6 Shares may also be purchased by accounts by an investor:

(i)	whose investments in a Fund are made and directed on their behalf by investment representatives at the Investment Manager pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account), and

(ii)	whose Discretionary Account’s initial investment in a Fund is at least $5,000,000. Accounts cannot be aggregated to meet the initial minimum.

Direct Investors. Class R6 Shares also may be purchased by individuals, institutions, trusts, and foundations whose:

(i)	account is not held for the benefit of multiple underlying, unrelated investors, and

(ii)	initial investment in the Fund is at least $15,000,000. Accounts cannot be aggregated to meet the initial minimum.

College Savings Plans. To be eligible to invest in Class R5 and Class R6 Shares, Section 529 college savings plans must hold their shares through plan level or omnibus accounts held on the books of a Fund.

Class R2, Class R5 and Class R6 Share accounts may be opened either directly with a Fund’s transfer agent or through Financial Intermediaries. If you have questions about eligibility, please call 1-800-480-4111.

•	Class R5 and Class R6 Shares are not subject to a sales charge or Rule 12b-1 fees.

•	Class R6 Shares have lower annual expense ratios than other share classes, as the Class R6 Shares have no ongoing shareholder service fees.

•

A Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of a Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive different amounts of compensation for sales of different classes of shares.

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.

NOVEMBER 1, 2014	105

How to Do Business with the Funds (continued)

What does it mean that the Mid Cap Value Fund is publicly offered on a limited basis?

The JPMorgan Mid Cap Value Fund is publicly offered on a limited basis. Investors are not eligible to purchase shares of the Fund, except as described below:

•

Shareholders of record of the Fund as of February 22, 2013 are able to continue to purchase additional shares in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

•	Shareholders of record of the Fund as of February 22, 2013 are able to add to their existing Fund accounts through exchanges from other J.P. Morgan Funds;

•

Group employer benefit plans, including 401(k), 403(b), 457 plans and health savings account programs (and their successor plans), which have the Fund available to participants on or before February 22, 2013, may continue to open accounts for new participants in the Fund and purchase additional shares in existing participant accounts. Other group employer benefit plans including 401(k), 403(b) and 457 plans and health savings account programs (and their successor plans) may also establish new accounts with the Fund, provided the group employer benefit plan has been accepted for investment by the Fund and its distributor on or before February 22, 2013. In addition, the Fund may from time to time, in its sole discretion based on the Fund’s net asset levels and other factors, limit the ability of group employer benefit plans to utilize the Fund;

•

Discretionary fee-based advisory programs may continue to utilize the Fund for new and existing program accounts. Other fee-based advisory programs may continue to utilize the Fund for existing program accounts, but will not be able to open new program accounts beginning April 22, 2013. All eligible fee-based programs must have been accepted for continued investment by the Fund and its distributor on or before February 22, 2013. In addition, the Fund may, in its sole discretion based on the Fund’s net asset levels and other factors, further limit the ability of fee-based advisory programs to utilize the Fund both before and after April 22, 2013; or

•	Current and future J.P. Morgan Funds which are permitted to invest in other J.P. Morgan Funds may purchase shares of the Fund.

If all shares of the Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements), then the shareholder’s account will be closed.

Such former Fund shareholders will not be able to buy additional Fund shares or reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible employer retirement plans.

If the Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, after the limited offering dates outlined above, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another J.P. Morgan Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change these policies at any time.

What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?

The Small Cap Equity Fund is publicly offered on a limited basis. Investors are not eligible to purchase shares of the Small Cap Equity Fund, except as described below:

•

Shareholders of record as of June 8, 2007 will be able to continue to purchase additional shares in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

•	Shareholders of record of the Fund as of June 8, 2007 will be able to add to their accounts through exchanges from other J.P. Morgan Funds;

•

Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may continue to open new participant accounts in the Fund and purchase additional shares in existing participant accounts established on or before October 9, 2009. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may also establish new plan level accounts with the Fund, provided that the group employer retirement plan has been accepted for investment by the Fund and its distributor on or before October 9, 2009;

•

Sponsors of discretionary wrap programs may continue to utilize the Fund for new and existing discretionary wrap program accounts. In order to be eligible, the sponsor of the wrap program must have a mutual fund sales agreement with the Fund’s distributor and the wrap program must be accepted for investment by the Fund and its distributor on or before October 9, 2009;

•

Health savings account programs offered through JPMorgan Chase & Co. or its affiliates may open Fund accounts for new participants and purchase additional shares in their existing participant accounts; or

106	J.P. MORGAN U.S. EQUITY FUNDS

•	Current and future JPMorgan SmartRetirement Funds and such other J.P. Morgan Funds as are designated by the J.P. Morgan Funds Board of Trustees will be able to purchase shares of the Fund.

If all shares of the Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements, as described in the prospectus), then the shareholder’s account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares or reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible employer retirement plans.

With respect to investment in Class R2 Shares, group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may continue to open new participant accounts in the Fund and purchase additional shares in existing participant accounts established on or before October 9, 2009. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may also establish new plan level accounts with the Fund, provided that the group employer retirement plan has been accepted for investment by the Fund and its distributor on or before October 9, 2009.

If a group employer retirement plan removes the Fund from its investment options and all shares of the Fund in the plan’s account are redeemed, then the account will be closed. Such group employer retirement plans will not be able to buy additional Fund shares or reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in such plans.

With respect to investment in either Class R2 or Class R5 Shares, if the Fund receives a purchase order directly from an investor who is not eligible to purchase the respective shares of the Fund after the limited offering dates outlined above, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change any of these policies at any time.

What does it mean that the Small Cap Growth Fund is publicly offered on a limited basis?

The Small Cap Growth Fund is publicly offered on a limited basis. Investors are not eligible to purchase shares of the Fund, except as described below:

•	Shareholders of record of the Fund as of August 12, 2011 are able to continue to purchase additional shares in their existing Fund account either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in such Fund;

•	Shareholders of record of the Fund as of August 12, 2011 are able to add to their existing Fund account through exchanges from other J.P. Morgan Funds;

•

Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) which had the Fund available to participants on or before August 12, 2011, may continue to open accounts for new participants in the Fund and purchase additional shares in existing participant accounts. Other group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may also establish new accounts with the Fund, provided the group employer retirement plan had been accepted for investment by the Fund and its distributor on or before August 12, 2011. Additionally, certain approved fee-based advisory programs may continue to utilize the Fund for new and existing program accounts. These particular programs must have been accepted for continued investment by the Fund and its distributor on or before August 12, 2011;

•

Section 529 college savings plans may utilize the Fund for new and existing accounts. In order to be eligible, the plan must hold their shares through plan level or omnibus accounts held on the books of the Fund; or

•	Current and future J.P. Morgan Funds which are permitted to invest in other J.P. Morgan Funds may purchase shares of the Fund.

If all shares of the Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements), then the shareholder’s account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares or reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible employer retirement plans.

If the Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, after the limited offering dates outlined above, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another J.P. Morgan Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change these policies at any time.

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How to Do Business with the Funds (continued)

What does it mean that the U.S. Large Cap Core Plus Fund is publicly offered on a limited basis?

The U.S. Large Cap Core Plus Fund is publicly offered on a limited basis. Investors will not be eligible to purchase shares of the Fund, except as described below:

•

Shareholders of record of the Fund as of September 2, 2011 are able to: (1) purchase additional shares in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary, (2) add to their existing Fund accounts through exchanges from other J.P. Morgan Funds, and (3) reinvest dividends or capital gains distributions from shares owned in the Fund;

•	Group employer retirement plans including 401(k), 403(b) and 457 plans may purchase shares of the Fund;

•

Fee-based advisory programs may continue to utilize the Fund for new and existing program accounts. After September 2, 2011, new fee-based advisory programs may utilize the Fund for program accounts only with approval by the Fund and its Distributor;

•

Section 529 college savings plans may utilize the Fund for new and existing accounts. In order to be eligible, the plan must hold their shares through plan level or omnibus accounts held on the books of the Fund; and

•	Current and future J.P. Morgan Funds which are permitted to invest in other J.P. Morgan Funds may purchase shares of the Fund.

If all shares of the Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements), then the shareholder’s account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares or reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible employer retirement plans.

If the Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, after the limited offering dates outlined above, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another J.P. Morgan Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change these policies at any time.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by a Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among

108	J.P. MORGAN U.S. EQUITY FUNDS

the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,
3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within a Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Funds’ investments.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board. Fair value represents a good faith determination of the value of a security or other asset based

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How to Do Business with the Funds (continued)

upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by a Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.

Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you. The Funds may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

Decide how much you want to invest.

Class R6 Shares of the Fund are subject to the following minimums:

(i)	Discretionary Accounts — $5,000,000 per Fund; and

(ii)	Direct Investors — $15,000,000 per Fund.

Accounts cannot be aggregated to meet the initial minimum investment.

There is no minimum investment requirement for Eligible Plans, Section 529 college savings plans, and Authorized Funds.

You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose higher investment minimums. There are no minimum levels for subsequent purchases.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

110	J.P. MORGAN U.S. EQUITY FUNDS

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5/R2/R6)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5/R2/R6)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

RULE 12b-1 FEES FOR CLASS R2 SHARES

Each Fund that offers Class R2 Shares described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that

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How to Do Business with the Funds (continued)

allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of each Fund’s average daily net assets attributable to Class R2 Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for Class R2 Shares. The J.P. Morgan Funds will no longer enter into new Sub TA Agreements that require fee payments with respect to Class R6 Shares. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Subject to meeting any applicable investment minimum and eligibility requirements, Class R2, Class R5 and Class R6 Shares may be exchanged for the same class of shares of another J.P. Morgan Fund, or any other class of shares of the same Fund. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests for shares are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

112	J.P. MORGAN U.S. EQUITY FUNDS

A redemption order must be supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or the Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, each Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders.

The Funds reserve the right to redeem all of the remaining shares in your account and close your account if your account value falls below the required minimum balance. Before this action is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

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How to Do Business with the Funds (continued)

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

114	J.P. MORGAN U.S. EQUITY FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out these earnings, if any, to shareholders as distributions.

The Dynamic Growth Fund, Growth Advantage Fund, Intrepid America Fund, Intrepid Growth Fund, Mid Cap Equity Fund, Mid Cap Value Fund, Small Cap Equity Fund, Small Cap Growth Fund, U.S. Large Cap Core Plus Fund, U.S. Research Equity Plus Fund and U.S. Small Company Fund generally distribute net investment income, if any, at least annually. The Disciplined Equity Fund, Hedged Equity Fund, Intrepid Value Fund, Large Cap Growth Fund, Large Cap Value Fund, Market Expansion Enhanced Index Fund, Mid Cap Equity, Mid Cap Growth Fund, Small Cap Value Fund and U.S. Equity Fund generally distribute net investment income, if any, at least quarterly. The Equity Income Fund generally distributes net investment income, if any, at least monthly. The Funds will distribute their net realized capital gains (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. The maximum individual rate applicable to “qualified dividend income”

is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

With respect to taxable shareholders, distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments the Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Funds as an investment and the tax treatment of distributions.

With respect to taxable shareholders, if you buy shares just before distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

NOVEMBER 1, 2014	115

Shareholder Information (continued)

A Fund’s investment in foreign securities may be subject to foreign withholding taxes or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

A Fund’s investments in certain debt securities, mortgage-backed securities and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which a Fund can invest in master limited partnerships is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.

The dates on which investment income and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Funds redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO). Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as you cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

116	J.P. MORGAN U.S. EQUITY FUNDS

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to each Fund’s adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds may disclose the Fund’s 10 largest portfolio holdings and the percentage that each represents of the Fund’s portfolio as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

NOVEMBER 1, 2014	117

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting equity securities

•   Each Fund’s share price and performance will fluctuate in response to stock market movements

•   The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates

•   Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder a Fund from achieving its investment objective

•   The Dynamic Growth Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers.

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and each Fund may invest uninvested cash in affiliated money market funds; in addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    Each Fund seeks to limit risk and enhance performance through active management and/or diversification

•    During severe market downturns, each Fund (except the Market Expansion Enhanced Index Fund) has the option of investing up to 100% of its total assets in high quality, short-term instruments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

118	J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting debt securities (including U.S. government securities)

•   The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls

•    Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers

•    Mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated; the risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages

•    Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•   Most bonds will rise in value when interest rates fall

•    Debt securities have generally outperformed money market instruments over the long term, with less risk than stocks. Government and agency securities generally also have less risk than debt securities of lower quality issuers

•    Mortgage-backed securities can offer attractive returns

•   The Fund seeks to limit risk and enhance performance through active management

•    The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

NOVEMBER 1, 2014	119

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps, contracts for difference and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred

•    A Fund may have difficulty exiting a derivatives position

•   Derivatives used for risk management or, for certain Funds, to increase a Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to the Funds which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Funds could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   A Fund may use derivatives to more effectively gain targeted equity exposure from its cash positions, for hedging and for risk management (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark; the Funds may use derivatives in an effort to enhance returns

•    A Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    To the extent a Fund that sells securities short also uses derivatives that involve leverage to its portfolio, the shorts may offset the additional market exposure caused by that leverage

•    While the Funds may use derivatives that incidentally involve leverage, they do not use them for the specific purpose of leveraging their portfolios

•    A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A contract for difference (CFD) is a contract between two parties in which one pays to the other a sum of money based on the difference between the current value of a security or instrument and its value on a specified future date. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

120	J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short selling by the U.S. Large Cap Core Plus Fund and U.S. Research Equity Plus Fund

•   Short sales may not have the intended effects and may result in losses

•    The Fund may not be able to close out a short position at a particular time or at an acceptable price

•    The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities.

•    Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility

•    Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•   The Fund could make money and protect against losses if management’s analysis proves correct

•   Short selling may allow the Fund to implement insights into securities it expects to underperform

•    Short selling may allow the Fund to diversify its holdings across a larger number of securities

•   The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•   The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy

•    The U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund will not engage in short selling if the total market value of all securities sold short would exceed 50% of the Fund’s net assets

Exchange Traded Funds (ETFs)[1] and other investment companies

•   If a Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, a Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

NOVEMBER 1, 2014	121

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•   Currency exchange rate movements could reduce gains or create losses

•    A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information

•    Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•   Favorable exchange rate movements could generate gains or reduce losses

•    Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Emerging markets can offer higher returns

•   The Funds anticipate that total foreign investments will not exceed 20% of total assets

•   The Funds may actively manage the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

Master Limited Partnerships (MLPs)

•   Holders of MLP units have limited control and voting rights, similar to those of a limited partner

•   An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns

•    MLPs may, for tax purposes, affect the character of the gain and loss realized by a Fund and affect the holding period of a Fund’s assets

•   MLPs can offer attractive returns

•    MLPs may offer more attractive yields or potential growth than comparable equity securities

•    MLPs offer attractive potential performance and opportunities for diversification

•   The Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company

•   The Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests

•    The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•    REITs may be more volatile and/or more illiquid than other types of equity securities

•    If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

•   A Fund can gain exposure to an additional asset class in order to further diversify its assets

•   A Fund may receive current income from its REIT investments

•    If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   A Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs.

•    Unless investing in REITs is described in the “What are the Fund’s main investment strategies?” section, a Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets.

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

122	J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending

•   When a Fund[1] lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults

•   The collateral will be subject to the risks of the securities in which it is invested

• The Funds may enhance income through the investment of the collateral received from the borrower

•   The adviser maintains a list of approved borrowers

•    The Funds receive collateral equal to at least 100% of the current value of the securities loaned

•    The lending agents indemnify the Funds against borrower default

•    The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses

•    Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• Each Fund could have difficulty valuing these holdings precisely • Each Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   No Fund may invest more than 15% of net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, each Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•   Increased trading would raise a Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce a Fund’s returns

	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a security is overvalued and its value later falls	• The Funds generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

When-issued and delayed delivery securities
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Funds can take advantage of attractive transaction opportunities	• The Funds segregate or earmark liquid assets to offset leverage risks

1	The Dynamic Growth, Hedged Equity, U.S. Large Cap Core Plus and U.S. Research Equity Plus Funds do not engage in securities lending.

NOVEMBER 1, 2014	123

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each share class for each of the past one through five fiscal years, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Disciplined Equity Fund
Class R6 (f)
Year Ended June 30, 2014	$20.36	$0.34	(h)	$4.81	$5.15	$(0.31)	$(1.35)	$(1.66)
Year Ended June 30, 2013	17.48	0.32	(h)	3.55	3.87	(0.31)	(0.68)	(0.99)
Year Ended June 30, 2012	16.83	0.29	(h)	0.63	0.92	(0.27)	—	(0.27)
Year Ended June 30, 2011	13.08	0.25	(h)	3.73	3.98	(0.23)	—	(0.23)
Year Ended June 30, 2010	11.52	0.24	(h)	1.56	1.80	(0.24)	—	(0.24)

Dynamic Growth Fund
Class R5
Year Ended June 30, 2014	19.42	(0.04	)(h)(i)	5.27	5.23	—	—	—
Year Ended June 30, 2013	16.22	0.03	(h)(j)	3.17	3.20	—	—	—
Year Ended June 30, 2012	15.72	(0.06)		0.56	0.50	—	—	—
Year Ended June 30, 2011	11.57	(0.04	)(h)	4.19	4.15	—	—	—
Year Ended June 30, 2010	9.98	(0.02)		1.61	1.59	—	—	—

Equity Income Fund
Class R2
Year Ended June 30, 2014	11.61	0.18	(h)	2.25	2.43	(0.18)	(0.22)	(0.40)
Year Ended June 30, 2013	9.84	0.21	(h)(k)	1.84	2.05	(0.21)	(0.07)	(0.28)
Year Ended June 30, 2012	9.38	0.19	(h)	0.46	0.65	(0.15)	(0.04)	(0.19)
February 28, 2011 (g) through June 30, 2011	9.20	0.06	(h)	0.17	0.23	(0.05)	—	(0.05)

Class R5
Year Ended June 30, 2014	11.78	0.27	(h)	2.29	2.56	(0.27)	(0.22)	(0.49)
Year Ended June 30, 2013	9.96	0.29	(h)(k)	1.87	2.16	(0.27)	(0.07)	(0.34)
Year Ended June 30, 2012	9.49	0.26	(h)	0.46	0.72	(0.21)	(0.04)	(0.25)
February 28, 2011 (g) through June 30, 2011	9.31	0.10	(h)	0.16	0.26	(0.08)	—	(0.08)

Class R6
Year Ended June 30, 2014	11.77	0.28	(h)	2.28	2.56	(0.27)	(0.22)	(0.49)
Year Ended June 30, 2013	9.96	0.29	(h)(k)	1.87	2.16	(0.28)	(0.07)	(0.35)
January 31, 2012 (g) through June 30, 2012	9.64	0.13	(h)	0.30	0.43	(0.11)	—	(0.11)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Effective November 30, 2010 Ultra Shares were renamed Class R6 Shares.
(g)	Commencement of offering of class of shares.
(h)	Calculated based upon average shares outstanding.
(i)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.09 and the net investment income (loss) ratio would have been 0.40%.
(j)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.03) and the net investment income (loss) ratio would have been (0.15)%.
(k)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.18, $0.27 and $0.26 for Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 1.67%, 2.44% and 2.38% for Class R2, Class R5 and Class R6 Shares, respectively.

124	J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$23.85	26.31%	$3,598,945	0.35%	1.52%		0.36%	113%
20.36	22.90	1,460,937	0.35	1.67		0.37	178
17.48	5.57	1,024,228	0.35	1.76		0.38	198
16.83	30.55	577,140	0.35	1.49		0.38	169
13.08	15.51	35,855	0.35	1.76		0.45	169

24.65	26.93	45	0.80	(0.17	)(i)	0.84	55
19.42	19.73	32	0.80	0.15	(j)	0.97	82
16.22	3.18	27	0.79	(0.36)		0.99	99
15.72	35.87	26	0.78	(0.26)		2.73	97
11.57	15.93	19	0.80	(0.17)		5.37	39

13.64	21.27	28,733	1.29	1.44		1.31	20
11.61	21.21	13,347	1.28	1.92	(k)	1.34	34
9.84	7.13	1,682	1.29	1.94		1.32	44
9.38	2.54	51	1.28	1.80		1.36	37

13.85	22.06	307,700	0.59	2.11		0.61	20
11.78	22.17	227,442	0.58	2.69	(k)	0.63	34
9.96	7.78	111,647	0.58	2.77		0.63	44
9.49	2.77	2,925	0.58	3.21		0.66	37

13.84	22.14	551,378	0.54	2.20		0.56	20
11.77	22.12	233,034	0.53	2.63	(k)	0.59	34
9.96	4.47	70,589	0.53	3.28		0.58	44

NOVEMBER 1, 2014	125

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Growth Advantage Fund
Class R5
Year Ended June 30, 2014	$11.68	$(0.02	)(g)	$3.61	$3.59	$—	$(0.64)	$(0.64)
Year Ended June 30, 2013	9.69	0.06	(g)(h)	2.01	2.07	(0.05)	(0.03)	(0.08)
Year Ended June 30, 2012	9.44	0.01	(g)(i)	0.24	0.25	—	—	—
Year Ended June 30, 2011	6.86	—	(g)(j)	2.58	2.58	—	—	—
Year Ended June 30, 2010	5.93	—	(g)(j)	0.93	0.93	—	—	—

Class R6
December 23, 2013 (f) through June 30, 2014	13.86	(0.01	)(g)	0.79	0.78	—	—	—

Hedged Equity Fund
Class R5
December 13, 2013 (f) through June 30, 2014	15.00	0.13		0.82	0.95	(0.09)	(0.10)	(0.19)

Class R6
December 13, 2013 (f) through June 30, 2014	15.00	0.13		0.83	0.96	(0.10)	(0.10)	(0.20)

Intrepid America Fund
Class R2
Year Ended June 30, 2014	29.43	0.21	(g)	7.40	7.61	(0.22)	—	(0.22)
Year Ended June 30, 2013	24.43	0.26	(g)	5.11	5.37	(0.37)	—	(0.37)
Year Ended June 30, 2012	24.21	0.13	(g)	0.12	0.25	(0.03)	—	(0.03)
Year Ended June 30, 2011	18.36	0.13	(g)	5.92	6.05	(0.20)	—	(0.20)
Year Ended June 30, 2010	16.29	0.09	(g)	2.33	2.42	(0.35)	—	(0.35)

Class R5
Year Ended June 30, 2014	29.94	0.46	(g)	7.54	8.00	(0.40)	—	(0.40)
Year Ended June 30, 2013	24.84	0.46	(g)	5.19	5.65	(0.55)	—	(0.55)
Year Ended June 30, 2012	24.69	0.30	(g)	0.10	0.40	(0.25)	—	(0.25)
Year Ended June 30, 2011	18.65	0.26	(g)	6.06	6.32	(0.28)	—	(0.28)
Year Ended June 30, 2010	16.47	0.22	(g)	2.36	2.58	(0.40)	—	(0.40)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of offering of class of shares.
(g)	Calculated based upon average shares outstanding.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.03 and the net investment income (loss) ratio would have been 0.27%.
(i)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $(0.01) for Class R5 Shares and the net investment income (loss) ratio would have been (0.12)% for Class R5 Shares.
(j)	Amount rounds to less than $0.01.

126	J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$14.63	31.25%	$1,453,864	0.85%	(0.11)%	0.86%	62%
11.68	21.49	835,233	0.83	0.55 (h)	0.84	76
9.69	2.65	468,064	0.85	0.07 (i)	0.85	86
9.44	37.61	179,677	0.86	(0.05)	0.86	96
6.86	15.68	76,767	0.86	0.05	0.86	102

14.64	5.63	271,958	0.80	(0.15)	0.82	62

15.76	6.37	53	0.40	1.51	9.10	36

15.76	6.39	53	0.35	1.56	9.05	36

36.82	25.93	166	1.29	0.64	1.30	67
29.43	22.20	170	1.49	0.96	1.51	68
24.43	1.03	75	1.50	0.56	1.52	95
24.21	33.04	74	1.49	0.59	1.53	102
18.36	14.68	105	1.50	0.47	1.54	108

37.54	26.84	1,363,358	0.58	1.35	0.59	67
29.94	23.05	710,586	0.79	1.66	0.82	68
24.84	1.74	411,202	0.79	1.28	0.82	95
24.69	34.02	287,527	0.79	1.14	0.83	102
18.65	15.49	105,092	0.80	1.12	0.84	108

NOVEMBER 1, 2014	127

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Intrepid Growth Fund
Class R2
Year Ended June 30, 2014	$28.91	$0.09	(g)(h)	$7.54	$7.63	$(0.05)
Year Ended June 30, 2013	24.72	0.13	(g)	4.27	4.40	(0.21)
Year Ended June 30, 2012	24.13	0.07	(g)	0.54	0.61	(0.02)
Year Ended June 30, 2011	17.76	0.06	(g)	6.41	6.47	(0.10)
Year Ended June 30, 2010	15.65	0.02	(g)	2.20	2.22	(0.11)

Class R5
Year Ended June 30, 2014	29.41	0.33	(g)(h)	7.65	7.98	(0.30)
Year Ended June 30, 2013	25.05	0.33	(g)	4.34	4.67	(0.31)
Year Ended June 30, 2012	24.45	0.21	(g)	0.57	0.78	(0.18)
Year Ended June 30, 2011	17.98	0.21	(g)	6.50	6.71	(0.24)
Year Ended June 30, 2010	15.83	0.15	(g)	2.22	2.37	(0.22)

Intrepid Value Fund
Class R2
Year Ended June 30, 2014	29.69	0.31	(g)	7.33	7.64	(0.31)
Year Ended June 30, 2013	23.95	0.30	(g)	5.83	6.13	(0.39)
Year Ended June 30, 2012	24.31	0.29	(g)	(0.33)	(0.04)	(0.32)
Year Ended June 30, 2011	18.63	0.24	(g)	5.64	5.88	(0.20)
Year Ended June 30, 2010	16.46	0.14	(g)	2.17	2.31	(0.14)

Class R5
Year Ended June 30, 2014	29.91	0.52	(g)	7.40	7.92	(0.50)
Year Ended June 30, 2013	24.10	0.52	(g)	5.82	6.34	(0.53)
Year Ended June 30, 2012	24.46	0.43	(g)	(0.34)	0.09	(0.45)
Year Ended June 30, 2011	18.71	0.37	(g)	5.68	6.05	(0.30)
Year Ended June 30, 2010	16.53	0.27	(g)	2.19	2.46	(0.28)

Class R6
Year Ended June 30, 2014	29.91	0.47	(g)	7.46	7.93	(0.51)
Year Ended June 30, 2013	24.10	0.53	(g)	5.83	6.36	(0.55)
Year Ended June 30, 2012	24.46	0.43	(g)	(0.33)	0.10	(0.46)
November 30, 2010 (f) through June 30, 2011	21.27	0.21	(g)	3.18	3.39	(0.20)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of offering of class of shares.
(g)	Calculated based upon average shares outstanding.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.09 and $0.32 for Class R2 and Class R5 Shares, respectively, and the net investment income (loss) ratio would have been 0.26% and 0.96% for Class R2 and Class R5 Shares, respectively.

128	J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$36.49	26.41%	$601	1.41%	0.28	%(h)	1.42%	67%
28.91	17.90	603	1.49	0.49		1.54	67
24.72	2.53	375	1.50	0.29		1.56	110
24.13	36.49	78	1.49	0.26		1.58	129
17.76	14.10	57	1.50	0.11		1.59	118

37.09	27.23	124,489	0.71	0.98	(h)	0.72	67
29.41	18.79	105,839	0.79	1.21		0.85	67
25.05	3.26	107,169	0.80	0.87		0.87	110
24.45	37.44	111,071	0.79	0.96		0.88	129
17.98	14.86	86,795	0.80	0.81		0.89	118

37.02	25.82	1,346	1.19	0.92		1.42	49
29.69	25.74	934	1.19	1.06		1.56	48
23.95	(0.09)	70	1.20	1.29		1.73	82
24.31	31.65	70	1.21	1.07		1.65	72
18.63	13.98	53	1.36	0.70		1.69	113

37.33	26.60	80,008	0.59	1.53		0.72	49
29.91	26.53	62,685	0.59	1.92		0.93	48
24.10	0.49	52,183	0.60	1.88		1.03	82
24.46	32.45	50,276	0.60	1.60		0.94	72
18.71	14.75	17,566	0.66	1.37		0.99	113

37.33	26.66	19,495	0.54	1.41		0.67	49
29.91	26.59	10,875	0.54	1.99		0.91	48
24.10	0.54	18,840	0.55	1.86		0.97	82
24.46	15.96	32,237	0.54	1.48		0.87	72

NOVEMBER 1, 2014	129

Financial Highlights (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Large Cap Growth Fund
Class R2
Year Ended June 30, 2014	$25.74	$(0.18	)(g)	$6.51	$6.33	$—
Year Ended June 30, 2013	23.44	0.01	(g)(h)	2.36	2.37	(0.07)
Year Ended June 30, 2012	22.24	(0.12	)(g)	1.32	1.20	— (i)
Year Ended June 30, 2011	15.81	(0.11	)(g)	6.54	6.43	—
Year Ended June 30, 2010	13.37	(0.08	)(g)	2.52	2.44	—

Class R5
Year Ended June 30, 2014	26.12	0.01	(g)	6.62	6.63	—
Year Ended June 30, 2013	23.74	0.17	(g)(h)	2.38	2.55	(0.17)
Year Ended June 30, 2012	22.39	0.04	(g)	1.32	1.36	(0.01)
Year Ended June 30, 2011	15.81	0.04	(g)	6.54	6.58	—
Year Ended June 30, 2010	13.28	0.03	(g)	2.50	2.53	—

Class R6
Year Ended June 30, 2014	26.15	0.02	(g)	6.63	6.65	—
Year Ended June 30, 2013	23.76	0.18	(g)(h)	2.39	2.57	(0.18)
Year Ended June 30, 2012	22.40	0.05	(g)	1.33	1.38	(0.02)
November 30, 2010 (f) through June 30, 2011	19.94	0.03	(g)	2.43	2.46	—
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of offering of class of shares.
(g)	Calculated based upon average shares outstanding.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.04), $0.12 and $0.13 for Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been (0.17)%, 0.47% and 0.50% for Class R2, Class R5 and Class R6 Shares, respectively.
(i)	Amount rounds to less than $0.01.

130	J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$32.07	24.59%	$222,421	1.35%	(0.60)%	1.44%	39%
25.74	10.12	191,876	1.34	0.05 (h)	1.45	47
23.44	5.41	85,913	1.34	(0.50)	1.39	28
22.24	40.67	626	1.34	(0.50)	1.42	84
15.81	18.25	58	1.48	(0.52)	1.56	61

32.75	25.38	1,400,112	0.73	0.02	0.74	39
26.12	10.78	1,158,856	0.71	0.69 (h)	0.75	47
23.74	6.10	584,866	0.69	0.16	0.70	28
22.39	41.62	53,668	0.71	0.22	0.76	84
15.81	19.05	10,618	0.78	0.20	0.85	61

32.80	25.43	2,709,590	0.68	0.07	0.69	39
26.15	10.87	2,170,011	0.67	0.72 (h)	0.70	47
23.76	6.15	1,047,184	0.63	0.20	0.64	28
22.40	12.34	30,386	0.63	0.25	0.65	84

NOVEMBER 1, 2014	131

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Large Cap Value Fund
Class R2
Year Ended June 30, 2014	$13.95	$0.13	(g)	$3.14	$3.27	$(0.13)	$(0.51)	$(0.64)
Year Ended June 30, 2013	10.99	0.11	(g)	2.96	3.07	(0.11)	—	(0.11)
Year Ended June 30, 2012	11.42	0.08	(g)	(0.42)	(0.34)	(0.09)	—	(0.09)
Year Ended June 30, 2011	9.13	0.09	(g)	2.29	2.38	(0.09)	—	(0.09)
Year Ended June 30, 2010	8.08	0.07	(g)	1.03	1.10	(0.05)	—	(0.05)

Class R5
Year Ended June 30, 2014	13.92	0.19	(g)	3.16	3.35	(0.22)	(0.51)	(0.73)
Year Ended June 30, 2013	10.92	0.17	(g)	2.98	3.15	(0.15)	—	(0.15)
Year Ended June 30, 2012	11.34	0.14	(g)	(0.41)	(0.27)	(0.15)	—	(0.15)
Year Ended June 30, 2011	9.07	0.16	(g)	2.26	2.42	(0.15)	—	(0.15)
Year Ended June 30, 2010	8.01	0.14	(g)	1.02	1.16	(0.10)	—	(0.10)

Class R6
Year Ended June 30, 2014	13.87	0.22	(g)	3.13	3.35	(0.23)	(0.51)	(0.74)
Year Ended June 30, 2013	10.92	0.20	(g)	2.94	3.14	(0.19)	—	(0.19)
Year Ended June 30, 2012	11.34	0.15	(g)	(0.42)	(0.27)	(0.15)	—	(0.15)
November 30, 2010 (f) through June 30, 2011	10.19	0.10	(g)	1.17	1.27	(0.12)	—	(0.12)

Market Expansion Enhanced Index Fund
Class R2
Year Ended June 30, 2014	12.09	0.06	(g)(h)	2.78	2.84	(0.05)	(1.14)	(1.19)
Year Ended June 30, 2013	10.25	0.08	(g)(i)	2.44	2.52	(0.08)	(0.60)	(0.68)
Year Ended June 30, 2012	11.46	0.03	(g)	(0.42)	(0.39)	(0.04)	(0.78)	(0.82)
Year Ended June 30, 2011	8.39	0.01	(g)	3.09	3.10	(0.03)	—	(0.03)
Year Ended June 30, 2010	6.87	0.02	(g)	1.55	1.57	(0.05)	—	(0.05)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of offering of class of shares.
(g)	Calculated based upon average shares outstanding.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have remained the same and the net investment income (loss) ratio would have been 0.42%.
(i)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.06 and the net investment income (loss) ratio would have been 0.58%.

132	J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$16.58	24.07%	$455	1.20%	0.83%		1.30%	168%
13.95	28.10	378	1.20	0.87		1.29	119
10.99	(2.97)	142	1.20	0.76		1.31	144
11.42	26.15	123	1.21	0.84		1.32	65
9.13	13.54	58	1.35	0.70		1.35	86

16.54	24.81	4,433	0.57	1.30		0.59	168
13.92	28.96	19,410	0.59	1.48		0.60	119
10.92	(2.34)	25,965	0.59	1.36		0.61	144
11.34	26.78	28,479	0.60	1.48		0.63	65
9.07	14.39	9,930	0.64	1.43		0.64	86

16.48	24.89	50,923	0.54	1.48		0.55	168
13.87	28.94	43,781	0.53	1.52		0.54	119
10.92	(2.30)	11,269	0.54	1.41		0.56	144
11.34	12.50	11,006	0.54	1.48		0.55	65

13.74	24.60	8,821	0.92	0.45	(h)	1.12	25
12.09	25.72	6,985	0.93	0.72	(i)	1.13	51
10.25	(2.64)	4,477	1.07	0.27		1.14	77
11.46	36.97	3,309	1.07	0.10		1.14	78
8.39	22.83	1,527	1.07	0.24		1.16	61

NOVEMBER 1, 2014	133

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Equity Fund
Class R2
March 14, 2014 (f) through June 30, 2014	$42.92	$(0.05	)(g)	$2.01	$1.96	$(0.01)	$—	$(0.01)

Class R5
March 14, 2014 (f) through June 30, 2014	43.14	0.04	(g)	2.02	2.06	(0.05)	—	(0.05)

Class R6
March 14, 2014 (f) through June 30, 2014	43.14	0.04	(g)	2.02	2.06	(0.05)	—	(0.05)

Mid Cap Growth Fund
Class R2
Year Ended June 30, 2014	24.56	(0.20	)(g)(h)	7.97	7.77	—	(2.79)	(2.79)
Year Ended June 30, 2013	20.83	(0.07	)(g)(i)	4.79	4.72	—	(0.99)	(0.99)
Year Ended June 30, 2012	24.73	(0.07	)(g)(j)	(1.82)	(1.89)	—	(2.01)	(2.01)
Year Ended June 30, 2011	17.38	(0.13	)(g)	7.48	7.35	—	—	—
Year Ended June 30, 2010	14.56	(0.12	)(g)	2.94	2.82	—	—	—

Class R5
Year Ended June 30, 2014	25.15	(0.02	)(g)(h)	8.18	8.16	—	(2.79)	(2.79)
Year Ended June 30, 2013	21.18	0.06	(g)(i)	4.90	4.96	—	(0.99)	(0.99)
November 1, 2011 (f) through June 30, 2012	21.75	0.04	(g)(j)	1.40	1.44	—	(2.01)	(2.01)

Class R6
Year Ended June 30, 2014	25.17	—	(g)(h)(k)	8.19	8.19	—	(2.79)	(2.79)
Year Ended June 30, 2013	21.19	0.08	(g)(i)	4.89	4.97	—	(0.99)	(0.99)
November 1, 2011 (f) through June 30, 2012	21.75	0.08	(g)(j)	1.37	1.45	—	(2.01)	(2.01)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of offering of class of shares.
(g)	Calculated based upon average shares outstanding.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $(0.20), $(0.02) and $(0.01) for Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been (0.73)%, (0.08)% and (0.03)% for Class R2, Class R5 and Class R6 Shares, respectively.
(i)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.13), $0.01 and $0.02 for Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been (0.57)%, 0.04% and 0.09% for Class R2, Class R5 and Class R6 Shares, respectively.
(j)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $(0.12), less than $0.01 and $0.03 for Class R2, Class R5 and Class R6 Shares, respectively and the net investment income (loss) ratio would have been (0.57)%, (0.03)% and 0.24% for Class R2, Class R5 and Class R6 Shares, respectively.
(k)	Amount rounds to less than $0.01.

134	J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$44.87	4.56%	$688	1.47%	(0.41)%		1.60%	47%

45.15	4.77	91	0.78	0.27		0.91	47

45.15	4.78	823,036	0.73	0.34		0.86	47

29.54	33.25	1,852	1.40	(0.71	)(h)	1.59	69
24.56	23.46	320	1.39	(0.32	)(i)	1.71	70
20.83	(6.72)	230	1.40	(0.35	)(j)	1.63	70
24.73	42.29	121	1.40	(0.59)		1.60	79
17.38	19.37	63	1.40	(0.69)		1.67	82

30.52	34.06	27,454	0.79	(0.06	)(h)	0.92	69
25.15	24.22	17,848	0.79	0.28	(i)	1.00	70
21.18	7.71	14,837	0.78	0.31	(j)	0.92	70

30.57	34.16	86,150	0.74	(0.01	)(h)	0.86	69
25.17	24.26	47,434	0.74	0.34	(i)	0.98	70
21.19	7.76	13,982	0.73	0.58	(j)	0.87	70

NOVEMBER 1, 2014	135

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Value Fund
Class R2
Year Ended June 30, 2014	$30.81	$0.06	(g)(h)	$6.82	$6.88	$(0.10)	$(1.45)	$(1.55)
Year Ended June 30, 2013	25.18	0.12	(g)(i)	6.03	6.15	(0.30)	(0.22)	(0.52)
Year Ended June 30, 2012	24.27	0.14	(g)	0.97	1.11	(0.20)	—	(0.20)
Year Ended June 30, 2011	18.63	0.12	(g)	5.76	5.88	(0.24)	—	(0.24)
Year Ended June 30, 2010	15.06	0.15	(g)	3.42	3.57	—	—	—

Small Cap Equity Fund
Class R2
Year Ended June 30, 2014	39.52	(0.01	)(g)(j)	8.86	8.85	—	(2.38)	(2.38)
Year Ended June 30, 2013	35.67	0.20	(g)(k)	7.31	7.51	(0.26)	(3.40)	(3.66)
Year Ended June 30, 2012	36.41	(0.01	)(g)	1.07	1.06	(0.04)	(1.76)	(1.80)
Year Ended June 30, 2011	27.33	0.07	(g)	10.06	10.13	—	(1.05)	(1.05)
Year Ended June 30, 2010	23.48	(0.04	)(g)	3.92	3.88	(0.03)	—	(0.03)

Class R5
Year Ended June 30, 2014	44.21	0.36	(g)(j)	9.96	10.32	(0.27)	(2.38)	(2.65)
Year Ended June 30, 2013	39.47	0.52	(g)(k)	8.16	8.68	(0.54)	(3.40)	(3.94)
Year Ended June 30, 2012	40.04	0.28	(g)	1.19	1.47	(0.28)	(1.76)	(2.04)
Year Ended June 30, 2011	29.92	0.31	(g)	11.06	11.37	(0.20)	(1.05)	(1.25)
Year Ended June 30, 2010	25.60	0.19	(g)	4.27	4.46	(0.14)	—	(0.14)

Small Cap Growth Fund
Class R2
Year Ended June 30, 2014	12.84	(0.16	)(g)	2.49	2.33	—	(1.44)	(1.44)
Year Ended June 30, 2013	11.03	(0.09	)(g)(l)	2.91	2.82	—	(1.01)	(1.01)
Year Ended June 30, 2012	12.09	(0.08	)(g)(m)	(0.76)	(0.84)	—	(0.22)	(0.22)
Year Ended June 30, 2011	8.25	(0.11	)(g)	3.95	3.84	—	—	—
Year Ended June 30, 2010	6.79	(0.08	)(g)	1.54	1.46	—	—	—

Class R6
Year Ended June 30, 2014	14.00	(0.06	)(g)	2.73	2.67	—	(1.44)	(1.44)
Year Ended June 30, 2013	11.85	—	(g)(l)(n)	3.16	3.16	—	(1.01)	(1.01)
Year Ended June 30, 2012	12.88	—	(g)(m)(n)	(0.81)	(0.81)	—	(0.22)	(0.22)
November 30, 2010 (f) through June 30, 2011	11.02	(0.02	)(g)	1.88	1.86	—	—	—
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of offering of class of shares.
(g)	Calculated based upon average shares outstanding.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.05 and the net investment income (loss) ratio would have been 0.16%.
(i)	Reflects special dividends paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.09 and the net investment income (loss) ratio would have been 0.31%.
(j)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.15) and $0.20 for Class R2 and Class R5 Shares, respectively, and the net investment income (loss) ratio would have been (0.34)% and 0.41% for Class R2 and Class R5 Shares, respectively.
(k)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.04) and $0.26 for Class R2 and Class R5 Shares, respectively, and the net investment income (loss) ratio would have been (0.10)% and 0.62% for Class R2 and Class R5 Shares, respectively.
(l)	Reflects special dividends paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.12) and $(0.04) for Class R2 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been (1.04)% and (0.29)% for Class R2 and Class R6 Shares, respectively.
(m)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $(0.10) and $(0.02) for Class R2 and Class R6 Shares, respectively and the net investment income (loss) ratio would have been (0.92)% and (0.19)% for Class R2 and Class R6 Shares, respectively.
(n)	Amount rounds to less than $0.01.
(o)	Amount rounds to less than 0.01%.

136	J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$36.14	22.94%	$71,958	1.49%	0.17	%(h)	1.62%	25%
30.81	24.71	57,003	1.49	0.43	(i)	1.63	23
25.18	4.65	14,824	1.49	0.59		1.66	30
24.27	31.66	6,500	1.49	0.50		1.65	41
18.63	23.71	1,441	1.49	0.77		1.65	34

45.99	22.95	3,883	1.54	(0.02	)(j)	1.62	30
39.52	22.80	4,909	1.54	0.53	(k)	1.64	25
35.67	3.51	5,587	1.55	(0.03)		1.66	27
36.41	37.46	5,109	1.54	0.22		1.65	39
27.33	16.53	4,634	1.54	(0.16)		1.63	44

51.88	23.90	1,177,534	0.79	0.73	(j)	0.92	30
44.21	23.71	814,942	0.79	1.25	(k)	0.94	25
39.47	4.31	696,200	0.79	0.73		0.96	27
40.04	38.46	567,675	0.79	0.85		0.96	39
29.92	17.44	256,458	0.79	0.63		0.93	44

13.73	18.62	31,119	1.50	(1.11)		1.62	58
12.84	27.64	26,561	1.49	(0.75	)(l)	1.67	60
11.03	(6.80)	22,514	1.50	(0.71	)(m)	1.69	58
12.09	46.55	16,109	1.50	(0.98)		1.64	79
8.25	21.50	1,561	1.50	(0.89)		1.66	83

15.23	19.55	355,032	0.75	(0.36)		0.87	58
14.00	28.63	248,415	0.75	—	(l)(o)	0.92	60
11.85	(6.14)	200,960	0.75	0.02	(m)	0.94	58
12.88	16.88	83,457	0.74	(0.24)		0.88	79

NOVEMBER 1, 2014	137

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Small Cap Value Fund
Class R2
Year Ended June 30, 2014	$23.67	$0.07	(d)(e)	$4.83	$4.90	$(0.07)	$(0.67)	$(0.74)
Year Ended June 30, 2013	18.68	0.15	(d)(f)	5.03	5.18	(0.19)	—	(0.19)
Year Ended June 30, 2012	18.93	0.10	(d)	(0.23)	(0.13)	(0.12)	—	(0.12)
Year Ended June 30, 2011	14.51	0.08	(d)	4.45	4.53	(0.11)	—	(0.11)
Year Ended June 30, 2010	11.45	0.06	(d)	3.06	3.12	(0.06)	—	(0.06)

Class R5
Year Ended June 30, 2014	24.85	0.23	(d)(e)	5.09	5.32	(0.19)	(0.67)	(0.86)
Year Ended June 30, 2013	19.58	0.29	(d)(f)	5.27	5.56	(0.29)	—	(0.29)
Year Ended June 30, 2012	19.82	0.20	(d)	(0.22)	(0.02)	(0.22)	—	(0.22)
Year Ended June 30, 2011	15.15	0.18	(d)	4.66	4.84	(0.17)	—	(0.17)
Year Ended June 30, 2010	11.94	0.15	(d)	3.19	3.34	(0.13)	—	(0.13)

Class R6 (g)
Year Ended June 30, 2014	24.87	0.24	(d)(e)	5.09	5.33	(0.20)	(0.67)	(0.87)
Year Ended June 30, 2013	19.59	0.29	(d)(f)	5.29	5.58	(0.30)	—	(0.30)
Year Ended June 30, 2012	19.83	0.22	(d)	(0.23)	(0.01)	(0.23)	—	(0.23)
Year Ended June 30, 2011	15.15	0.20	(d)	4.65	4.85	(0.17)	—	(0.17)
Year Ended June 30, 2010	11.95	0.15	(d)	3.19	3.34	(0.14)	—	(0.14)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.05, $0.22 and $0.23 for Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 0.20%, 0.79% and 0.82% for Class R2, Class R5 and Class R6 Shares, respectively.
(f)	Reflects special dividends paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.06, $0.19 and $0.20 for Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 0.27%, 0.86% and 0.89% for Class R2, Class R5 and Class R6 Shares, respectively.
(g)	Effective November 30, 2010 Ultra Shares were renamed Class R6 Shares.

138	J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets end of period (000’s)	Net expenses (b)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$27.83	20.95%	$47,939	1.49%	0.25	%(e)	1.66%	40%
23.67	27.79	15,500	1.49	0.69	(f)	1.64	38
18.68	(0.64)	6,758	1.50	0.55		1.66	38
18.93	31.22	6,082	1.49	0.45		1.64	43
14.51	27.20	534	1.50	0.39		1.71	50

29.31	21.67	79,792	0.90	0.85	(e)	0.95	40
24.85	28.53	32,304	0.90	1.28	(f)	0.94	38
19.58	(0.03)	15,668	0.91	1.09		0.95	38
19.82	31.95	31,899	0.90	1.03		1.00	43
15.15	27.96	48,135	0.91	0.98		1.02	50

29.33	21.71	453,645	0.85	0.87	(e)	0.90	40
24.87	28.62	207,613	0.85	1.32	(f)	0.89	38
19.59	0.02	180,853	0.86	1.21		0.91	38
19.83	32.06	103,457	0.85	1.06		0.89	43
15.15	27.91	23,660	0.86	1.02		0.98	50

NOVEMBER 1, 2014	139

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
U.S. Equity Fund
Class R2
Year Ended June 30, 2014	$12.74	$0.07	(g)	$3.08	$3.15	$(0.08)	$(0.97)	$(1.05)
Year Ended June 30, 2013	10.69	0.10	(g)	2.29	2.39	(0.10)	(0.24)	(0.34)
Year Ended June 30, 2012	10.62	0.07	(g)	0.13	0.20	(0.07)	(0.06)	(0.13)
Year Ended June 30, 2011	8.29	0.05	(g)	2.35	2.40	(0.07)	—	(0.07)
Year Ended June 30, 2010	7.35	0.05	(g)	0.95	1.00	(0.06)	—	(0.06)

Class R5
Year Ended June 30, 2014	12.82	0.16	(g)	3.11	3.27	(0.16)	(0.97)	(1.13)
Year Ended June 30, 2013	10.75	0.17	(g)	2.31	2.48	(0.17)	(0.24)	(0.41)
Year Ended June 30, 2012	10.66	0.14	(g)	0.14	0.28	(0.13)	(0.06)	(0.19)
Year Ended June 30, 2011	8.31	0.12	(g)	2.34	2.46	(0.11)	—	(0.11)
Year Ended June 30, 2010	7.36	0.12	(g)	0.94	1.06	(0.11)	—	(0.11)

Class R6
Year Ended June 30, 2014	12.83	0.17	(g)	3.11	3.28	(0.16)	(0.97)	(1.13)
Year Ended June 30, 2013	10.76	0.17	(g)	2.31	2.48	(0.17)	(0.24)	(0.41)
Year Ended June 30, 2012	10.67	0.14	(g)	0.14	0.28	(0.13)	(0.06)	(0.19)
November 30, 2010 (f) through June 30, 2011	9.59	0.07	(g)	1.10	1.17	(0.09)	—	(0.09)

U.S. Large Cap Core Plus Fund
Class R2
Year Ended June 30, 2014	25.11	(0.02	)(g)(h)	6.37	6.35	(0.01)	(2.31)	(2.32)
Year Ended June 30, 2013	21.13	0.06	(g)(i)	4.99	5.05	(0.09)	(0.98)	(1.07)
Year Ended June 30, 2012	21.13	0.04	(g)	0.02	0.06	(0.06)	—	(0.06)
Year Ended June 30, 2011	16.66	(0.01	)(g)	4.53	4.52	(0.05)	—	(0.05)
Year Ended June 30, 2010	14.56	0.01	(g)	2.13	2.14	(0.04)	—	(0.04)

Class R5
Year Ended June 30, 2014	25.64	0.18	(g)(h)	6.51	6.69	(0.16)	(2.31)	(2.47)
Year Ended June 30, 2013	21.51	0.22	(g)(i)	5.10	5.32	(0.21)	(0.98)	(1.19)
Year Ended June 30, 2012	21.47	0.20	(g)	0.01	0.21	(0.17)	—	(0.17)
Year Ended June 30, 2011	16.87	0.14	(g)	4.59	4.73	(0.13)	—	(0.13)
Year Ended June 30, 2010	14.72	0.11	(g)	2.18	2.29	(0.14)	—	(0.14)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of offering of class of shares.
(g)	Calculated based upon average shares outstanding.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.02) and $0.17 for Class R2 and Class R5 Shares, respectively, and the net investment income (loss) ratio would have been (0.09)% and 0.62% for Class R2 and Class R5 Shares, respectively.
(i)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.03 and $0.20 for Class R2 and Class R5 Shares, respectively, and the net investment income (loss) ratio would have been 0.14% and 0.83% for Class R2 and Class R5 Shares, respectively.
(j)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class R2 are 1.54% and 1.88% for the year ended June 30, 2014, 1.54% and 1.88% for 2013, 1.65% and 1.89% for 2012, 1.64% and 1.87% for 2011 and 1.64% and 1.91% for 2010; for Class R5 are 0.85% and 1.18% for the year ended June 30, 2014, 0.85% and 1.19% for 2013, 0.95% and 1.19% for 2012, 0.94% and 1.17% for 2011 and 0.94% and 1.21% for 2010, respectively.

140	J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (including dividend and interest expense for securities sold short) (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short)		Portfolio turnover rate (excluding short sales) (b)(e)	Portfolio turnover rate (including short sales) (b)(e)

$14.84	25.61%	$126,549	1.22%		0.53%		1.30%		73%	N/A
12.74	22.81	72,664	1.22		0.81		1.31		88	N/A
10.69	2.00	31,686	1.22		0.68		1.32		83	N/A
10.62	28.96	8,533	1.22		0.51		1.32		69	N/A
8.29	13.56	492	1.30		0.57		1.33		84	N/A

14.96	26.45	441,628	0.59		1.16		0.60		73	N/A
12.82	23.52	455,939	0.59		1.45		0.61		88	N/A
10.75	2.72	335,220	0.59		1.32		0.63		83	N/A
10.66	29.66	153,501	0.59		1.27		0.61		69	N/A
8.31	14.30	209,619	0.59		1.39		0.63		84	N/A

14.98	26.57	2,392,416	0.54		1.21		0.55		73	N/A
12.83	23.56	1,379,173	0.54		1.47		0.56		88	N/A
10.76	2.76	1,114,492	0.54		1.38		0.57		83	N/A
10.67	12.17	549,478	0.54		1.15		0.57		69	N/A

29.14	26.41	5,273	2.39	(j)	(0.07	)(h)	2.73	(j)	90	122%
25.11	24.74	3,766	2.46	(j)	0.27	(i)	2.80	(j)	90	119
21.13	0.33	1,993	2.38	(j)	0.19		2.62	(j)	99	129
21.13	27.13	1,329	2.23	(j)	(0.03)		2.46	(j)	73	102
16.66	14.70	318	2.23	(j)	0.05		2.50	(j)	109	150

29.86	27.29	263,148	1.70	(j)	0.64	(h)	2.03	(j)	90	122
25.64	25.66	142,927	1.77	(j)	0.95	(i)	2.11	(j)	90	119
21.51	1.05	135,934	1.68	(j)	0.96		1.92	(j)	99	129
21.47	28.05	41,988	1.53	(j)	0.67		1.76	(j)	73	102
16.87	15.50	9,369	1.53	(j)	0.64		1.80	(j)	109	150

NOVEMBER 1, 2014	141

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
U.S. Research Equity Plus Fund
Class R2
Year Ended June 30, 2014	$19.97	$(0.01	)(h)(i)	$4.90	$4.89	$(0.02)	$(1.50)	$(1.52)
Year Ended June 30, 2013	16.54	—	(h)(j)(k)	3.72	3.72	(0.06)	(0.23)	(0.29)
Year Ended June 30, 2012	16.64	0.02		0.19	0.21	—	(0.31)	(0.31)
Year Ended June 30, 2011	13.00	(0.01)		3.66	3.65	(0.01)	—	(0.01)
April 1, 2010 (g) through June 30, 2010	15.00	—	(k)	(2.00)	(2.00)	—	—	—

Class R5
Year Ended June 30, 2014	20.14	0.14	(h)(i)	4.96	5.10	(0.14)	(1.50)	(1.64)
Year Ended June 30, 2013	16.68	0.13	(h)(j)	3.74	3.87	(0.18)	(0.23)	(0.41)
Year Ended June 30, 2012	16.71	0.13		0.20	0.33	(0.05)	(0.31)	(0.36)
Year Ended June 30, 2011	13.02	0.10		3.67	3.77	(0.08)	—	(0.08)
April 1, 2010 (g) through June 30, 2010	15.00	0.02		(2.00)	(1.98)	—	—	—

Class R6
Year Ended June 30, 2014	20.16	0.15	(h)(i)	4.96	5.11	(0.15)	(1.50)	(1.65)
Year Ended June 30, 2013	16.69	0.14	(h)(j)	3.75	3.89	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2012	16.71	0.14		0.20	0.34	(0.05)	(0.31)	(0.36)
May 31, 2011 (m) through June 30, 2011	16.99	0.01		(0.29)	(0.28)	—	—	—
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earning credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class R2 are 1.50% and 3.04% for the year ended June 30, 2014, 1.50% and 3.15% for 2013, 1.50% and 3.49% for 2012, 1.50% and 4.52% for 2011 and 1.50% and 6.28% for the period ended June 30, 2010; for Class R5 are 0.80% and 2.34% for the year ended June 30, 2014, 0.80% and 2.45% for 2013, 0.80% and 2.79% for 2012, 0.80% and 3.82% for 2011 and 0.80% and 5.58% for the period ended June 30, 2010; for Class R6 are 0.75% and 2.29% for the year ended June 30, 2014, 0.75% and 2.40% for 2013, 0.75% and 2.74% for 2012 and 0.75% and 3.50% for the period ended June 30, 2011, respectively.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.
(h)	Calculated based upon average shares outstanding.
(i)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $(0.02), $0.13 and $0.14 for Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been (0.10)%, 0.60% and 0.65% for Class R2, Class R5 and Class R6 Shares, respectively.
(j)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.01), $0.12 and $0.13 for Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been (0.06)%, 0.64% and 0.68% for Class R2, Class R5 and Class R6 Shares, respectively.
(k)	Amount rounds to less than $0.01.
(l)	Ratios are disproportionate between classes due to the size of net assets and fixed expense.
(m)	Commencement of offering of class of shares.

142	J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (including dividend and interest expense for securities sold short) (d)(e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (e)		Portfolio turnover rate (excluding short sales) (b)(f)	Portfolio turnover rate (including shortsales) (b)(f)

$23.34	25.44%	$96	2.53%	(0.06	)%(i)	4.07%		69%	101%
19.97	22.72	71	2.77	0.01	(j)	4.42		67	88
16.54	1.48	56	2.59	0.16		4.58		57	75
16.64	28.05	56	2.58	(0.05)		5.60		91	125
13.00	(13.33)	43	2.60	(0.01)		7.38	(l)	34	80

23.60	26.35	89	1.83	0.64	(i)	3.37		69	101
20.14	23.51	71	2.07	0.71	(j)	3.72		67	88
16.68	2.20	57	1.89	0.86		3.88		57	75
16.71	29.00	56	1.88	0.64		4.90		91	125
13.02	(13.20)	43	1.90	0.69		6.68	(l)	34	80

23.62	26.38	79	1.78	0.69	(i)	3.32		69	101
20.16	23.61	62	2.02	0.76	(j)	3.67		67	88
16.69	2.27	50	1.84	0.91		3.83		57	75
16.71	(1.65)	49	1.83	0.58		4.58	(l)	91	125

NOVEMBER 1, 2014	143

Financial Highlights (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
U.S. Small Company Fund
Class R2
Year Ended June 30, 2014	$13.09	$(0.05	)(g)(h)	$3.38		$3.33	$(0.01)	$(0.29)	$(0.30)
Year Ended June 30, 2013	10.25	(0.02	)(g)(i)	2.90		2.88	(0.04)	—	(0.04)
November 1, 2011 (f) through June 30, 2012	9.02	—	(g)(j)	1.27	(k)	1.27	(0.04)	—	(0.04)

Class R6
Year Ended June 30, 2014	13.35	0.06	(g)(h)	3.46		3.52	(0.06)	(0.29)	(0.35)
Year Ended June 30, 2013	10.43	0.11	(g)(i)	2.91		3.02	(0.10)	—	(0.10)
November 1, 2011 (f) through June 30, 2012	9.13	0.05	(g)	1.29	(k)	1.34	(0.04)	—	(0.04)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of offering of class of shares.
(g)	Calculated based upon average shares outstanding.
(h)	Reflects special dividends paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.05) and $0.06 for Class R2 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been (0.36)% and 0.38% for Class R2 and Class R6 Shares, respectively.
(i)	Reflects special dividends paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.07) and $0.07 for Class R2 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been (0.58)% and 0.56% for Class R2 and Class R6 Shares, respectively.
(j)	Amount rounds to less than $0.01.
(k)	An affiliate of JPMorgan made a payment to the Fund for losses incurred from an operational error. Without this payment, the net realized and unrealized gains (losses) on investments per share would have been $1.28 and the total return would have been 14.66% for Class R6 Shares. The impact was less than $0.01 to the net realized and unrealized gains (losses) on investments per share and less than 0.01% to total return for Class R2 Shares.

144	J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$16.12	25.66%		$9,785	1.50%	(0.32	)%(h)	1.59%	51%
13.09	28.19		1,744	1.50	(0.20	)(i)	1.65	54
10.25	14.17	(k)	57	1.51	0.02		1.91	74

16.52	26.54		45,604	0.75	0.42	(h)	0.84	51
13.35	29.17		17,232	0.75	0.95	(i)	0.97	54
10.43	14.77	(k)	12,959	0.75	0.70		1.08	74

NOVEMBER 1, 2014	145

Additional Fee and Expense Information

ADDITIONAL FEE AND EXPENSE INFORMATION FOR THE JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder servicing fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

The table below shows the ratios for Class R2, Class R5 and Class R6 Shares of the affected Funds offered in this prospectus.

	Class	Net Expense Ratio	Gross Expense Ratio
Equity Income Fund	Class R2	1.29%	1.39%
	Class R5	0.59%	0.59%
	Class R6	0.51%	0.51%

Large Cap Growth Fund	Class R2	1.30%	1.50%
	Class R5	0.70%	0.71%
	Class R6	0.61%	0.61%

Large Cap Value Fund	Class R2	1.20%	1.55%
	Class R5	0.58%	0.58%
	Class R6	0.53%	0.53%

Market Expansion Enhanced Index Fund	Class R2	0.98%	1.32%

Mid Cap Growth Fund	Class R2	1.40%	1.65%
	Class R5	0.79%	0.89%
	Class R6	0.74%	0.78%

Mid Cap Value Fund	Class R2	1.51%	1.68%

Small Cap Growth Fund	Class R2	1.68%	1.96%
	Class R6	0.93%	0.96%

Small Cap Value Fund	Class R2	1.58%	1.90%
	Class R5	0.99%	1.02%
	Class R6	0.88%	0.88%

U.S. Equity Fund	Class R2	1.19%	1.45%
	Class R5	0.56%	0.59%
	Class R6	0.50%	0.50%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 11/1/14, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

146	J.P. MORGAN U.S. EQUITY FUNDS

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended October 31 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

NOVEMBER 1, 2014	147

Additional Fee and Expense Information (continued)

JPMorgan Equity Income Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$131	5.00%	3.71%	3.71%
October 31, 2016	147	10.25	7.45	3.61
October 31, 2017	152	15.76	11.33	3.61
October 31, 2018	158	21.55	15.35	3.61
October 31, 2019	163	27.63	19.52	3.61
October 31, 2020	169	34.01	23.83	3.61
October 31, 2021	175	40.71	28.30	3.61
October 31, 2022	182	47.75	32.93	3.61
October 31, 2023	188	55.13	37.73	3.61
October 31, 2024	195	62.89	42.70	3.61

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$60	5.00%	4.41%	4.41%
October 31, 2016	63	10.25	9.01	4.41
October 31, 2017	66	15.76	13.82	4.41
October 31, 2018	69	21.55	18.84	4.41
October 31, 2019	72	27.63	24.08	4.41
October 31, 2020	75	34.01	29.55	4.41
October 31, 2021	78	40.71	35.27	4.41
October 31, 2022	82	47.75	41.23	4.41
October 31, 2023	85	55.13	47.46	4.41
October 31, 2024	89	62.89	53.96	4.41

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$52	5.00%	4.49%	4.49%
October 31, 2016	54	10.25	9.18	4.49
October 31, 2017	57	15.76	14.08	4.49
October 31, 2018	59	21.55	19.21	4.49
October 31, 2019	62	27.63	24.56	4.49
October 31, 2020	65	34.01	30.15	4.49
October 31, 2021	68	40.71	36.00	4.49
October 31, 2022	71	47.75	42.10	4.49
October 31, 2023	74	55.13	48.48	4.49
October 31, 2024	77	62.89	55.15	4.49

148	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Growth Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$132	5.00%	3.70%	3.70%
October 31, 2016	158	10.25	7.33	3.50
October 31, 2017	164	15.76	11.09	3.50
October 31, 2018	170	21.55	14.97	3.50
October 31, 2019	175	27.63	19.00	3.50
October 31, 2020	182	34.01	23.16	3.50
October 31, 2021	188	40.71	27.47	3.50
October 31, 2022	195	47.75	31.94	3.50
October 31, 2023	201	55.13	36.55	3.50
October 31, 2024	208	62.89	41.33	3.50

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$72	5.00%	4.30%	4.30%
October 31, 2016	76	10.25	8.77	4.29
October 31, 2017	79	15.76	13.44	4.29
October 31, 2018	82	21.55	18.31	4.29
October 31, 2019	86	27.63	23.38	4.29
October 31, 2020	89	34.01	28.68	4.29
October 31, 2021	93	40.71	34.20	4.29
October 31, 2022	97	47.75	39.95	4.29
October 31, 2023	101	55.13	45.96	4.29
October 31, 2024	106	62.89	52.22	4.29

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$62	5.00%	4.39%	4.39%
October 31, 2016	65	10.25	8.97	4.39
October 31, 2017	68	15.76	13.76	4.39
October 31, 2018	71	21.55	18.75	4.39
October 31, 2019	74	27.63	23.96	4.39
October 31, 2020	77	34.01	29.41	4.39
October 31, 2021	81	40.71	35.09	4.39
October 31, 2022	84	47.75	41.02	4.39
October 31, 2023	88	55.13	47.21	4.39
October 31, 2024	92	62.89	53.67	4.39

NOVEMBER 1, 2014	149

Additional Fee and Expense Information (continued)

JPMorgan Large Cap Value Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$122	5.00%	3.80%	3.80%
October 31, 2016	164	10.25	7.38	3.45
October 31, 2017	169	15.76	11.09	3.45
October 31, 2018	175	21.55	14.92	3.45
October 31, 2019	181	27.63	18.88	3.45
October 31, 2020	187	34.01	22.98	3.45
October 31, 2021	194	40.71	27.23	3.45
October 31, 2022	201	47.75	31.62	3.45
October 31, 2023	208	55.13	36.16	3.45
October 31, 2024	215	62.89	40.85	3.45

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$59	5.00%	4.42%	4.42%
October 31, 2016	62	10.25	9.04	4.42
October 31, 2017	65	15.76	13.85	4.42
October 31, 2018	67	21.55	18.89	4.42
October 31, 2019	70	27.63	24.14	4.42
October 31, 2020	74	34.01	29.63	4.42
October 31, 2021	77	40.71	35.36	4.42
October 31, 2022	80	47.75	41.34	4.42
October 31, 2023	84	55.13	47.59	4.42
October 31, 2024	87	62.89	54.11	4.42

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$54	5.00%	4.47%	4.47%
October 31, 2016	57	10.25	9.14	4.47
October 31, 2017	59	15.76	14.02	4.47
October 31, 2018	62	21.55	19.11	4.47
October 31, 2019	65	27.63	24.44	4.47
October 31, 2020	67	34.01	30.00	4.47
October 31, 2021	70	40.71	35.81	4.47
October 31, 2022	74	47.75	41.88	4.47
October 31, 2023	77	55.13	48.23	4.47
October 31, 2024	80	62.89	54.85	4.47

150	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Market Expansion Enhanced Index Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$100	5.00%	4.02%	4.02%
October 31, 2016	140	10.25	7.85	3.68
October 31, 2017	145	15.76	11.82	3.68
October 31, 2018	150	21.55	15.93	3.68
October 31, 2019	156	27.63	20.20	3.68
October 31, 2020	162	34.01	24.62	3.68
October 31, 2021	168	40.71	29.21	3.68
October 31, 2022	174	47.75	33.96	3.68
October 31, 2023	180	55.13	38.89	3.68
October 31, 2024	187	62.89	44.00	3.68

NOVEMBER 1, 2014	151

Additional Fee and Expense Information (continued)

JPMorgan Mid Cap Growth Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$143	5.00%	3.60%	3.60%
October 31, 2016	174	10.25	7.07	3.35
October 31, 2017	180	15.76	10.66	3.35
October 31, 2018	186	21.55	14.36	3.35
October 31, 2019	192	27.63	18.20	3.35
October 31, 2020	198	34.01	22.16	3.35
October 31, 2021	205	40.71	26.25	3.35
October 31, 2022	212	47.75	30.48	3.35
October 31, 2023	219	55.13	34.85	3.35
October 31, 2024	226	62.89	39.37	3.35

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$81	5.00%	4.21%	4.21%
October 31, 2016	95	10.25	8.49	4.11
October 31, 2017	99	15.76	12.95	4.11
October 31, 2018	103	21.55	17.59	4.11
October 31, 2019	107	27.63	22.43	4.11
October 31, 2020	111	34.01	27.46	4.11
October 31, 2021	116	40.71	32.70	4.11
October 31, 2022	121	47.75	38.15	4.11
October 31, 2023	125	55.13	43.83	4.11
October 31, 2024	131	62.89	49.74	4.11

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$76	5.00%	4.26%	4.26%
October 31, 2016	83	10.25	8.66	4.22
October 31, 2017	87	15.76	13.25	4.22
October 31, 2018	90	21.55	18.02	4.22
October 31, 2019	94	27.63	23.00	4.22
October 31, 2020	98	34.01	28.20	4.22
October 31, 2021	102	40.71	33.61	4.22
October 31, 2022	106	47.75	39.24	4.22
October 31, 2023	111	55.13	45.12	4.22
October 31, 2024	116	62.89	51.24	4.22

152	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Value Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$154	5.00%	3.49%	3.49%
October 31, 2016	177	10.25	6.93	3.32
October 31, 2017	183	15.76	10.48	3.32
October 31, 2018	189	21.55	14.14	3.32
October 31, 2019	195	27.63	17.93	3.32
October 31, 2020	201	34.01	21.85	3.32
October 31, 2021	208	40.71	25.89	3.32
October 31, 2022	215	47.75	30.07	3.32
October 31, 2023	222	55.13	34.39	3.32
October 31, 2024	230	62.89	38.85	3.32

JPMorgan Small Cap Growth Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$171	5.00%	3.32%	3.32%
October 31, 2016	206	10.25	6.46	3.04
October 31, 2017	212	15.76	9.70	3.04
October 31, 2018	218	21.55	13.03	3.04
October 31, 2019	225	27.63	16.47	3.04
October 31, 2020	232	34.01	20.01	3.04
October 31, 2021	239	40.71	23.66	3.04
October 31, 2022	246	47.75	27.42	3.04
October 31, 2023	254	55.13	31.29	3.04
October 31, 2024	261	62.89	35.28	3.04

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$95	5.00%	4.07%	4.07%
October 31, 2016	102	10.25	8.27	4.04
October 31, 2017	106	15.76	12.65	4.04
October 31, 2018	110	21.55	17.20	4.04
October 31, 2019	115	27.63	21.93	4.04
October 31, 2020	119	34.01	26.86	4.04
October 31, 2021	124	40.71	31.99	4.04
October 31, 2022	129	47.75	37.32	4.04
October 31, 2023	134	55.13	42.87	4.04
October 31, 2024	140	62.89	48.64	4.04

NOVEMBER 1, 2014	153

Additional Fee and Expense Information (continued)

JPMorgan Small Cap Value Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$121	5.00%	3.81%	3.81%
October 31, 2016	153	10.25	7.50	3.55
October 31, 2017	159	15.76	11.31	3.55
October 31, 2018	164	21.55	15.26	3.55
October 31, 2019	170	27.63	19.35	3.55
October 31, 2020	176	34.01	23.59	3.55
October 31, 2021	182	40.71	27.98	3.55
October 31, 2022	189	47.75	32.52	3.55
October 31, 2023	196	55.13	37.23	3.55
October 31, 2024	203	62.89	42.10	3.55

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$57	5.00%	4.44%	4.44%
October 31, 2016	63	10.25	9.05	4.41
October 31, 2017	66	15.76	13.85	4.41
October 31, 2018	69	21.55	18.88	4.41
October 31, 2019	72	27.63	24.12	4.41
October 31, 2020	75	34.01	29.59	4.41
October 31, 2021	78	40.71	35.31	4.41
October 31, 2022	82	47.75	41.27	4.41
October 31, 2023	85	55.13	47.50	4.41
October 31, 2024	89	62.89	54.01	4.41

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$90	5.00%	4.12%	4.12%
October 31, 2016	94	10.25	8.41	4.12
October 31, 2017	97	15.76	12.88	4.12
October 31, 2018	101	21.55	17.53	4.12
October 31, 2019	106	27.63	22.37	4.12
October 31, 2020	110	34.01	27.41	4.12
October 31, 2021	114	40.71	32.66	4.12
October 31, 2022	119	47.75	38.13	4.12
October 31, 2023	124	55.13	43.82	4.12
October 31, 2024	129	62.89	49.74	4.12

154	J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$121	5.00%	3.81%	3.81%
October 31, 2016	153	10.25	7.50	3.55
October 31, 2017	159	15.76	11.31	3.55
October 31, 2018	164	21.55	15.26	3.55
October 31, 2019	170	27.63	19.35	3.55
October 31, 2020	176	34.01	23.59	3.55
October 31, 2021	182	40.71	27.98	3.55
October 31, 2022	189	47.75	32.52	3.55
October 31, 2023	196	55.13	37.23	3.55
October 31, 2024	203	62.89	42.10	3.55

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$57	5.00%	4.44%	4.44%
October 31, 2016	63	10.25	9.05	4.41
October 31, 2017	66	15.76	13.85	4.41
October 31, 2018	69	21.55	18.88	4.41
October 31, 2019	72	27.63	24.12	4.41
October 31, 2020	75	34.01	29.59	4.41
October 31, 2021	78	40.71	35.31	4.41
October 31, 2022	82	47.75	41.27	4.41
October 31, 2023	85	55.13	47.50	4.41
October 31, 2024	89	62.89	54.01	4.41

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$51	5.00%	4.50%	4.50%
October 31, 2016	53	10.25	9.20	4.50
October 31, 2017	56	15.76	14.12	4.50
October 31, 2018	58	21.55	19.25	4.50
October 31, 2019	61	27.63	24.62	4.50
October 31, 2020	64	34.01	30.23	4.50
October 31, 2021	67	40.71	36.09	4.50
October 31, 2022	70	47.75	42.21	4.50
October 31, 2023	73	55.13	48.61	4.50
October 31, 2024	76	62.89	55.30	4.50

NOVEMBER 1, 2014	155

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds

Services P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for each of the Funds except Equity Income Fund, Growth Advantage Fund, Large Cap Growth Fund, Large Cap Value Fund, Market Expansion Enhanced Index Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund is 811-21295.

Investment Company Act File No. for Equity Income Fund, Large Cap Growth Fund, Large Cap Value Fund, Market Expansion Enhanced Index Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Value Fund is 811-4236.

Investment Company Act File No. for Growth Advantage Fund is 811-5526.

Investment Company Act File No. for Mid Cap Value Fund is 811-8189.

©JPMorgan Chase & Co., 2014. All rights reserved. November 2014. PR-EQR2R5R6-1114